THE ORCHARD SERIES FUND

                                    Financial     Statements    and    Financial
                                    Highlights  for the Period  February 3, 1997
                                    (Inception) to April 30, 1997


THE ORCHARD SERIES FUND

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1997
-----------------------------------------------------------------------------------------------------------------------------------

                        ORCHARD            ORCHARD             ORCHARD             ORCHARD            ORCHARD              ORCHARD
                       INDEX 500          INDEX 600             INDEX               INDEX              MONEY              PREFERRED
                                                              EUROPEAN             PACIFIC            MARKET
                         FUND               FUND                FUND                FUND               FUND              STOCK FUND
                    -----------------  -----------------  -------------------  ----------------- -------------------  -------------
ASSETS:
Investments at value:
    Short-term investments                                                                          $  2,782,691
    Common stocks    $  4,582,235       $  4,200,578       $  4,641,587         $  4,229,064
    Preferred stocks                                                                                                   $  3,924,208

                       -----------------
                                         -----------------  -------------------  ----------------- -------------------  -----------
       Total investments (cost $4,497,024; $4,486,440; 4,582,235          4,200,578          4,641,587            4,229,064
                                                                                                       2,782,691          3,924,208
       $4,488,942; $4,194,171; $2,782,691; $3,984,942)

Cash                         15,744             17,610             15,929               310,717           236,319            59,686
Dividends and
interest receivable           6,330              2,181              20,119               15,114            14,774            13,746
Receivables for
investments sold              1,600              10,769                                                    150,000
                    -----------------  -----------------  -------------------  ----------------- -------------------  --------------

    Total assets       4,605,909          4,231,138          4,677,635            4,554,895         3,183,784            3,997,640
                     -----------------  -----------------  -------------------  ----------------- -------------------  -------------

LIABILITIES:
  Dividend payable                                                                                          385
  Due to GW
     Capital Management       4,467              4,281              9,222                8,964             2,318              6,003
  Payables for investments purchased                                                                     148,597
                      -----------------  -----------------  -------------------  ----------------- -------------------  ------------

      Total liabilities        4,467              4,281              9,222                8,964             151,300           6,003
                       -----------------  -----------------  -------------------  ----------------- -------------------  -----------

NET ASSETS             $  4,601,442       $  4,226,857       $  4,668,413         $  4,545,931       $ 3,032,484        $  3,991,637
                       =================  =================  ===================  ================= ===================  ===========

NET ASSETS REPRESENTED BY:
  Capital stock,
    no par value       $  4,515,329       $  4,505,085       $  4,500,000         $  4,500,000       $ 3,032,484        $  4,057,095
  Net unrealized appreciation (depreciation)
    on investments           85,211             (285,862)          291,146              167,974                             (60,734)
  Undistributed net investment
    income (loss)             870                67                 16,196               11,038                                3,282
  Accumulated net short-term realized gain
   (loss) on investments       32                 7,567              (428)                                                   (8,006)
  Net unrealized appreciation (depreciation)
   on translation of assets and liabilities demonimated
   in foreign currencies                                          (138,501)            (133,081)
                       -----------------  -----------------  -------------------  ----------------- -------------------  -----------

NET ASSETS             $  4,601,442       $  4,226,857       $  4,668,413         $  4,545,931       $ 3,032,484        $  3,991,637
                       =================  =================  ===================  ================= ===================  ===========

NET ASSET VALUE
PER OUTSTANDING SHARE  $  10.1910         $  9.3816          $  10.3743           $  10.1021         $ 1.0000            $  9.8363
                       =================  =================  ===================  ================= ===================  ===========

SHARES OF CAPITAL STOCK:
  Outstanding               451,519            450,547            450,000              450,000           3,032,484          405,808



See notes to financial statements.



THE ORCHARD SERIES FUND

STATEMENT OF OPERATIONS
FOR THE PERIOD FEBRUARY 3, 1997 (INCEPTION) TO APRIL 30, 1997
------------------------------------------------------------------------------------------------------------------------------------

                            ORCHARD          ORCHARD           ORCHARD             ORCHARD             ORCHARD              ORCHARD
                          INDEX 500        INDEX 600           INDEX           INDEX PACIFIC           MONEY              PREFERRED
                                                              EUROPEAN                                 MARKET
                            FUND            FUND               FUND                FUND                FUND             STOCK FUND
                     ---------------- --------------- -------------------- ------------------ --------------------  ----------------
INVESTMENT INCOME:
    Interest              $  1,527         $  1,511         $ 1,790             $  4,554            $ 36,170             $  3,721
    Dividends               21,113           9,839           29,323               19,505                                   65,214
    Less:  Foreign
    withholding tax            (19)             (6)             (1,794)              (159)
                       ---------------- --------------- -------------------- ------------------ --------------------  --------------
Total income                22,621           11,344          29,319               23,900             36,170                68,935
                       ---------------- --------------- -------------------- ------------------ --------------------  --------------

EXPENSES:
    Salaries                                                    873                  873                873
    Legal and SEC fees                                            7                    7                  5
    Directors' fees                                              25                   27                 17
    Audit fees                                                5,533                5,533              2,280
    Investment administration                                23,230               23,230             11,292
    Bank and custodial fees                                  26,667               26,667             6,667
    Other expenses                                            8,096                8,093              63
    Management fee          6,422            6,192           10,936               10,718             1,435                 8,558
                     ---------------- --------------- -------------------- ------------------ --------------------  ----------------

     Total expenses         6,422            6,192           75,367               75,148             22,632                8,558

Less amount paid by GW Capital Management                    62,244               62,286             19,331
                       ---------------- --------------- -------------------- ------------------ --------------------  --------------

Net expenses                  6,422            6,192           13,123               12,862             3,301                 8,558
                        ---------------- --------------- -------------------- ------------------ --------------------  -------------

NET INVESTMENT INCOME        16,199           5,152           16,196               11,038             32,869                60,377
                         ---------------- --------------- -------------------- ------------------ --------------------  ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net short-term realized gain (loss)
    on investments                32               7,567           (428)                                                     (8,006)
  Change in net unrealized appreciation (depreciation)
     on investments            85,211           (285,862)       291,146              167,974                                (60,734)
  Change in net unrealized appreciation (depreciation)
     on translation of assets and liabilities denominated
     in foreign currencies                                      (138,501)           (133,081)
                           ---------------- --------------- -------------------- ------------------ --------------------  ----------

Net change in realized and unrealized appreciation (depreciation)
    on investments              85,243           (278,295)       152,217              34,893             0                  (68,740)
                          ---------------- --------------- -------------------- ------------------ --------------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM OPERATIONS              $  101,442       $  (273,143)     $ 168,413           $  45,931           $ 32,869           $  (8,363)
                        ================ =============== ==================== ================== ====================  =============
                        ================ =============== ==================== ================== ====================  =============

See notes to financial statements




THE ORCHARD SERIES FUND

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD FEBRUARY 3, 1997 (INCEPTION) TO APRIL 30, 1997
------------------------------------------------------------------------------------------------------------------------------------
                       ORCHARD            ORCHARD             ORCHARD              ORCHARD              ORCHARD              ORCHARD
                     INDEX 500          INDEX 600             INDEX            INDEX PACIFIC        MONEY MARKET           PREFERRED
                                                              EUROPEAN
                       FUND               FUND                 FUND                FUND                 FUND              STOCK FUND
             -----------------    --------------------    -----------------  -------------------- ------------------- --------------

INCREASE (DECREASE) IN  NET ASSETS:

OPERATIONS:
  Net investment
      income         $  16,199          $  5,152           $  16,196            $  11,038            $ 32,869              $ 60,377
  Net short-term realized gain (loss)
      on investments        32                 7,567              (428)                                                      (8,006)
  Change in net unrealized appreciation (depreciation)
      on investments    85,211             (285,862)          291,146              167,974                                  (60,734)
  Change in net unrealized appreciation (depreciation) on
      translation of assets and liabilities in
      foreign currencies                                      (138,501)           (133,081)
                    -----------------  -----------------  -------------------- ------------------- --------------------- -----------

  Net increase (decrease) in net assets resulting
      from operations   101,442            (273,143)          168,413              45,931              32,869                (8,363)
                   -----------------  -----------------  -------------------- ------------------- --------------------- ------------

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income and net short-term
       realized gain     (15,329)           (5,085)                                                     (32,869)            (57,095)
                     -----------------  -----------------  -------------------- ------------------- --------------------- ----------
  Total distributions    (15,329)           (5,085)            0                    0                   (32,869)            (57,095)
                     -----------------  -----------------  -------------------- ------------------- --------------------- ----------

SHARE TRANSACTIONS:
  Net proceeds from sales
      of shares           4,500,000          4,500,000          4,500,000            4,500,000           3,000,000         4,000,000
  Reinvestment of
     distributions           15,329             5,085                                                       32,484            57,095
                     -----------------  -----------------  -------------------- ------------------- --------------------- ----------
    Net increase (decrease) in net assets resulting from
    share transactions     4,515,329          4,505,085          4,500,000            4,500,000           3,032,484        4,057,095
                     -----------------  -----------------  -------------------- ------------------- --------------------- ----------

      Total increase in
         net assets        4,601,442          4,226,857          4,668,413            4,545,931           3,032,484        3,991,637

NET ASSETS:
  Beginning of period         0                  0                  0                    0                   0                     0
                   -----------------  -----------------  -------------------- ------------------- --------------------- ------------
  End of period        $  4,601,442       $  4,226,857       $  4,668,413         $  4,545,931         $ 3,032,484       $ 3,991,637
                   =================  =================  ==================== =================== ===================== ============

OTHER INFORMATION:

SHARES:
  Sold                   450,000            450,000            450,000              450,000             3,000,000            400,000
  Issued in reinvestment
    of distributions       1,519              547                                                         32,484               5,808
                  -----------------  -----------------  -------------------- ------------------- --------------------- -------------
  Net increase            451,519            450,547            450,000              450,000             3,032,484           405,808
                  =================  =================  ==================== =================== ===================== =============

See notes to financial statements.


THE ORCHARD SERIES FUND

ORCHARD INDEX 500 FUND
FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------


Selected data for a share of capital  stock of the fund for the period  February
3, 1997 (inception) to April 30, 1997 is as follows:

                                                                       Period
                                                                       Ended

                                                                     April 30,
                                                                        1997
                                                                --------------------

Net Asset Value, Beginning of Period                           $ 10.0000

Income From Investment Operations

Net investment income                                            0.0360

Net realized and unrealized gain (loss)                          0.1891
                                                                --------------------

Total Income (Loss) From Investment                              0.2251
Operations

Less Distributions

From net investment income                                       (0.0341)

Total Distributions                                              (0.0341)
                                                                --------------------

Net Asset Value, End of Period                                 $ 10.1910
                                                                ====================

Total Return                                                     9.31%

Net Assets, End of Period                                      $ 4,601,442

Average Commission Rate Paid
Per Share Bought or Sold                                       $ 0.0322

Ratio of Expenses to Average Net Assets                          0.60%

Ratio of Net Investment Income to Average                        1.51%
Net Assets

Portfolio Turnover Rate                                          0.32%
                                                                                                       (Continue
                                                                                                                d)


THE ORCHARD SERIES FUND

ORCHARD INDEX 600 FUND
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------

Selected data for a share of capital  stock of the fund for the period  February
3, 1997 (inception) to April 30, 1997 is as follows:

                                                                      Period
                                                                      Ended

                                                                    April 30,
                                                                       1997
                                                                ------------------

Net Asset Value, Beginning of Period                           $ 10.0000

Income From Investment Operations

Net investment income                                            0.0114

Net realized and unrealized gain (loss)                          (0.6185)
                                                                ------------------

Total Income (Loss) From Investment                              (0.6071)
Operations

Less Distributions

From net investment income                                       (0.0113)

Total Distributions                                              (0.0113)
                                                                ------------------

Net Asset Value, End of Period                                 $ 9.3816
                                                                ==================

Total Return                                                     (22.16%)

Net Assets, End of Period                                      $ 4,226,857

Average Commission Rate Paid
Per Share Bought or Sold                                       $ 0.0311

Ratio of Expenses to Average Net Assets                          0.60%

Ratio of Net Investment Income to Average                        0.51%
Net Assets

Portfolio Turnover Rate                                          3.96%
                                                                                                                   (Continue
                                                                                                                          d)





THE ORCHARD SERIES FUND

ORCHARD INDEX EUROPEAN FUND
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------

Selected data for a share of capital  stock of the fund for the period  February
3, 1997 (inception) to April 30, 1997 is as follows:

                                                                      Period
                                                                       Ended

                                                                     April 30,
                                                                       1997
                                                                -------------------

Net Asset Value, Beginning of Period                           $ 10.0000

Income From Investment Operations

Net investment income                                            0.0360

Net realized and unrealized gain (loss)                          0.3383
                                                                -------------------

Total Income (Loss) From Investment                              0.3743
Operations

Net Asset Value, End of Period                                 $ 10.3743
                                                                ===================

Total Return                                                     15.83%

Net Assets, End of Period                                      $ 4,668,413

Average Commission Rate Paid
Per Share Bought or Sold                                       $ 0.0465

Ratio of Expenses to Average Net Assets                          1.20%

Ratio of Net Investment Income to Average                        1.46%
Net Assets

Portfolio Turnover Rate                                          0.68%


                                                                                                                      (Continue
                                                                                                                           d)




THE ORCHARD SERIES FUND

ORCHARD INDEX PACIFIC FUND
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------

Selected data for a share of capital  stock of the fund for the period  February
3, 1997 (inception) to April 30, 1997 is as follows:

                                                                      Period
                                                                       Ended

                                                                     April 30,
                                                                       1997
                                                                -------------------

Net Asset Value, Beginning of Period                           $ 10.0000

Income From Investment Operations

Net investment income                                            0.0245

Net realized and unrealized gain (loss)                          0.0776
                                                                -------------------

Total Income (Loss) From Investment                              0.1021
Operations

Net Asset Value, End of Period                                 $ 10.1021
                                                                ===================

Total Return                                                     4.15%

Net Assets, End of Period                                      $ 4,545,931

Average Commission Rate Paid
Per Share Bought or Sold                                       $ 0.0122

Ratio of Expenses to Average Net Assets                          1.20%

Ratio of Net Investment Income to Average                        1.02%
Net Assets

Portfolio Turnover Rate                                          0.00%



(Continued)


THE ORCHARD SERIES FUND

ORCHARD MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital  stock of the fund for the period  February
3, 1997 (inception) to April 30, 1997 is as follows:

                                                                      Period
                                                                       Ended

                                                                     April 30,
                                                                       1997
                                                                -------------------

Net Asset Value, Beginning of Period                           $ 1.0000

Income From Investment Operations

Net investment income                                            0.0108
                                                                -------------------

Total Income (Loss) From Investment                              0.0108
Operations

Less Distributions

From net investment income                                       (0.0108)
                                                                -------------------

Total Distributions                                              (0.0108)
                                                                -------------------

Net Asset Value, End of Period                                 $ 1.0000
                                                                ===================

Total Return                                                     4.40%

Net Assets, End of Period                                      $ 3,032,484

Ratio of Expenses to Average Net Assets                          0.46%

Ratio of Net Investment Income to Average                        4.57%
Net Assets

Portfolio Turnover Rate                                          0.00%



                                                                    (Continued)


THE ORCHARD SERIES FUND

ORCHARD PREFERRED STOCK FUND
FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------

Selected data for a share of capital  stock of the fund for the period  February
3, 1997 (inception) to April 30, 1997 is as follows:

                                                                      Period
                                                                       Ended

                                                                     April 30,
                                                                       1997
                                                                -------------------

Net Asset Value, Beginning of Period                           $ 10.0000

Income From Investment Operations

Net investment income                                            0.1508

Net realized and unrealized gain (loss)                          (0.1718)
                                                                -------------------

Total Income (Loss) From Investment                              (0.0210)
Operations

Less Distributions

From net investment income                                       (0.1427)

From net realized gains
                                                                -------------------

Total Distributions                                              (0.1427)
                                                                -------------------

Net Asset Value, End of Period                                 $ 9.8363
                                                                ===================

Total Return                                                     (0.84%)

Net Assets, End of Period                                      $ 3,991,637

Ratio of Expenses to Average Net Assets                          0.90%

Ratio of Net Investment Income to Average                        6.33%
Net Assets

Portfolio Turnover Rate                                          4.85%




                                                                   (Concluded)

THE ORCHARD SERIES FUND

NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1997


1.       ORGANIZATION

         The Orchard Series Fund is an open-end management investment company organized as a Delaware business trust (the Trust) on July 23, 1996. The Trust offers six separate diversified portfolios, commonly known as mutual funds (the Funds), which are registered with the Securities and Exchange Commission under the provisions of the Investment Company Act of 1940 ( as amended): Orchard Index 500 Fund, Orchard Index 600 Fund, Orchard Index European Fund, Orchard Index Pacific Fund, Orchard Money Market Fund, and Orchard Preferred Stock Fund.

         Initial capitalization of $100,000 for each Fund was received on January 27, 1997 from Great-West Life & Annuity Insurance Company (GWL&A). Each Fund received additional capitalization from GWL&A on February 3, 1997 as follows: $2,900,000 for Orchard Money Market Fund, $3,900,000 for Orchard Preferred Stock Fund, and $4,400,000 each for Orchard Index 500 Fund, Orchard Index 600 Fund, Orchard Index European Fund, and Orchard Index Pacific Fund.

2.       SIGNIFICANT ACCOUNTING POLICIES

         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

         The following is a summary of the significant accounting policies of the Fund, which are in accordance with generally accepted accounting principles in the investment company industry:

         Security Valuation - Securities traded on national securities exchanges are valued daily at the closing prices of the securities on these exchanges, and securities traded on over-the-counter markets are valued daily at the average between the quoted bid and asked prices. Short-term and money market securities are valued at amortized cost which approximates market value.

         Federal Income Taxes - For federal income tax purposes, each Fund qualifies as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

         Dividends - Dividends from investment income of the Money Market Fund are declared daily and reinvested monthly. Dividends from investment income of the Preferred Stock Fund are declared and reinvested quarterly. Dividends from investment income of the Index 500 and Index 600 Funds are declared and reinvested semi-annually while dividends from investment income of the Index Pacific and Index European Funds are declared and reinvested annually. All of the Funds generally distribute capital gains, if any, in the fiscal year in which they were earned.

         Security Transactions - The Company follows industry practice and records security transactions on the trade date plus one, except for same day settlement transactions which are recorded on trade date. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

3.       INVESTMENT ADVISORY AGREEMENT

         GW Capital Management, Inc. ("Capital Management"), a wholly-owned subsidiary of GWL&A, serves as investment advisor to the Funds pursuant to an investment advisory agreement, which was approved by the Funds' Board of Directors. Capital Management is a registered investment adviser under the Investment Advisers Act of 1940. The investment advisory agreement provides that Capital Management, subject to the supervision and approval of the Funds' Board of Directors, is responsible for the day-to-day management of each Fund which includes selecting the Fund's investments and handling their business affairs.

         As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of .20% of the average daily net assets of the Money Market Fund, .90% of the average daily net assets of the Preferred Stock Fund, .60% of the average daily net assets of the Index 500 and Index 600 Funds and 1.00% of the average daily net assets of the Index Pacific and Index European Funds.

         Subject to revision, Capital Management has voluntarily agreed to reimburse the Index Pacific Fund, the Index European Fund, and the Money Market Fund to the extent that total operating expenses exceed 1.20%, 1.20%, and .46%, respectively, of average net assets. Interest, taxes, brokerage commissions, and extraordinary expenses are not expenses eligible for reimbursement.

4.       OTHER RELATED PARTY TRANSACTIONS

         One Orchard Equities ("OOE"), a wholly-owned subsidiary of One Corporation ("One"), which is a wholly-owned subsidiary of GWL&A , distributes and markets the Trust's Funds. Financial Administrative Services Corporation ("FASCORP"), a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Funds.

         Certain officers of the Trust are also directors and/or officers of GWL&A or its subsidiaries. No officer of the Trust receives any compensation directly from the Funds.

5.       CAPITAL STOCK

         The Trust has authorized capital of an unlimited number of shares with no stated par value. Shares may be issued in one or more series of shares, and each series may be issued in one or more classes of shares. Each Fund represents a separate series of shares.

6.       PURCHASES AND SALES OF SECURITIES

         Costs of purchases and proceeds from sales of securities, excluding short-term securities, during the period from February 3, 1997 (inception) to April 30, 1997 were:

                                                             Cost of                           Proceeds from
                                                            Purchases                              Sales
                                                 --------------------------------     --------------------------------
Fund
Orchard Index 500 Fund                         $   4,511,158                        $   14,166
Orchard Index 600 Fund                             4,647,304                            168,432
Orchard Index European                             4,520,783                            31,413
Fund
Orchard Index Pacific Fund                         4,194,171
Orchard Preferred Stock                            4,181,942                            188,994
Fund


         No long-term U.S. Government obligations were purchased or sold during the period February 3, 1997 (inception) to April 30, 1997.

7.       UNREALIZED APPRECIATION (DEPRECIATION)

         Gross unrealized appreciation (depreciation) of securities is as follows as of April 30, 1997:


                             Orchard               Orchard                Orchard                Orchard                Orchard
                            Index 500             Index 600            Index European         Index Pacific            Preferred
                              Fund                   Fund                   Fund                  Fund                Stock Fund
                      ---------------------  --------------------   --------------------   -------------------   -------------------


Gross                $  211,709                188,061                248,494                217,631               4,413
appreciation

Gross                   (126,498)              (473,923)              (95,849)               (182,738)             (65,147)
depreciation
                      ---------------------  --------------------   --------------------   -------------------   -------------------

Net unrealized
   appreciation      $  85,211                 (285,862)              152,645                34,893                (60,734)
                      =====================  ====================   ====================   ===================   ===================



Orchard Series Fund

Orchard Index 500 Portfolio

COMMON STOCK

AGENCY --- 0.7%
        820 Federal National Mortgage Association (nonvtg)                33,723
                                                                         $33,723

AIR --- 0.3%
         70 AMR Corp*                                                      6,519
         50 Delta Air Lines Inc                                            4,606
        110 Southwest Airlines Co                                          3,025
         40 US Air Group Inc*                                              1,295
                                                                         $15,445

COMMUNICATIONS --- 3.2%
      1,220 AT&T Corp                                                     40,870
        380 Airtouch Communications Inc*                                   9,690
        110 Cabletron Systems Inc*                                         3,795
        240 Comcast Corp Class A                                           3,780
        100 Gannett Company Inc                                            8,725
        500 Tele-Communications Inc - TCI Group Class A*                   6,906
        430 Time Warner Inc                                               19,350
        360 US West Communications Group                                  12,645
        470 US West Media Group*                                           8,108
        260 Viacom Inc Class B*                                            6,955
        470 Westinghouse Electric Corp                                     7,990
        660 Worldcom Inc*                                                 15,840
                                                                        $144,654

CONSTRUCTION --- 0.0%
         20 Centex Corp                                                      720
         30 Kaufman & Broad Home Corp                                        416
         10 Pulte Corp                                                       285
                                                                          $1,421

CONSUMER SERVICES --- 8.9%
         50 Allergan Inc                                                   1,338
        200 Amgen Inc                                                     11,775
         40 Bausch & Lomb Inc                                              1,615
        200 Baxter International Inc                                       9,575
         90 Becton Dickinson & Co                                          4,140
         70 Beverly Enterprises Inc*                                       1,015
         80 Biomet Inc                                                     1,215
        800 Bristol-Myers Squibb Co                                       52,400
         40 CR Bard Inc                                                    1,270
        290 CUC International Inc*                                         6,126
         80 CVS Corp                                                       3,970
        510 Columbia/HCA Healthcare Corp                                  17,850
        410 Eli Lilly & Co                                                36,029

         70 H&R Block Inc                                                  2,258
         90 HFS Inc*                                                       5,333
         70 Harrah's Entertainment Inc*                                    1,120
        240 Healthsouth Corp*                                              4,740
        180 Hilton Hotels Corp                                             4,860
        120 Humana Inc*                                                    2,610
         80 ITT Corp*                                                      4,740
      1,010 Johnson & Johnson                                             61,863
         20 King World Productions Inc                                       730
         40 Manor Care Inc                                                   935
         90 Marriott International Inc                                     4,973
        180 Medtronic Inc                                                 12,465
        910 Merck & Company Inc                                           82,355
        170 Service Corporation International                              5,823
         60 St Jude Medical Inc*                                           1,950
        220 Tenet Healthcare Corp*                                         5,720
        510 The Walt Disney Co                                            41,820
        140 United Healthcare Corp                                         6,808
        140 United States Surgical Corp                                    4,795
         70 Whitman Corp                                                   1,619
                                                                        $405,835

CREDIT INSTITUTIONS --- 8.3%
        360 American Express Co                                           23,715
        320 Banc One Corp                                                 13,560
        110 Bank of Boston Corp*                                           8,003
        290 Bank of New York Company Inc                                  11,455
        270 BankAmerica Corp                                              31,556
         60 Bankers Trust New York Corp                                    4,883
        140 Barnett Banks Inc                                              6,843
         40 Beneficial Corp                                                2,560
        400 Citicorp                                                      45,050
         80 Comerica Inc                                                   4,680
        160 Corestates Financial Corp                                      8,100
         80 Fifth Third Bancorp                                            5,970
        100 First Bank System Inc                                          7,675
        240 First Chicago NBD Corp                                        13,500
        210 First Union Corp                                              17,640
        190 Fleet Financial Group Inc                                     11,590
         40 Golden West Financial Corp                                     2,600
        100 Great Western Financial Corp                                   4,200
         80 HF Ahmanson & Co                                               3,050
         70 Household International Inc                                    6,160
        140 JP Morgan & Company Inc                                       14,263
        170 Keycorp                                                        8,861
        250 MBNA Corp                                                      8,250
         90 Mellon Bank Corp                                               7,481
        160 National City Corp                                             7,800
        580 NationsBank Corp                                              35,018
        280 Norwest Corp                                                  13,965
        250 PNC Bank Corp                                                 10,281
        170 Suntrust Banks Inc                                             8,628
        110 US Bancorp                                                     6,284
        120 Wachovia Corp                                                  7,020

         70 Wells Fargo & Co                                              18,673
                                                                        $379,314

ELECTRIC --- 2.2%
        140 American Electric Power Company Inc                            5,670
        110 Baltimore Gas & Electric Co                                    2,805
        110 Carolina Power & Light Co                                      3,740
        160 Central & South West Corp                                      3,220
        120 Cinergy Corp                                                   3,990
        170 Consolidated Edison Company of New York Inc                    4,718
        110 DTE Energy Co                                                  2,943
        130 Dominion Resources Inc                                         4,469
        150 Duke Power Co                                                  6,581
        320 Edison International                                           6,720
        170 Entergy Corp                                                   3,974
        130 FPL Group Inc                                                  5,801
         90 GPU Inc                                                        2,903
        170 Houston Industries Inc                                         3,400
        110 Niagara Mohawk Power Corp*                                       935
         50 Northern States Power Co                                       2,275
        110 Ohio Edison Co                                                 2,200
        120 PP&L Resources Inc                                             2,355
        220 PacifiCorp                                                     4,373
        160 Peco Energy Co                                                 3,160
        180 Public Service Enterprise Group Inc                            4,343
        510 Southern Co                                                   10,391
        170 Texas Utilities Co                                             5,738
        160 Unicom Corp                                                    3,480
         70 Union Electric Co                                              2,494
                                                                        $102,678

ELECTRONICS - HIGH TECH --- 13.6%
        160 AMP Inc                                                        5,740
        100 Advanced Micro Devices Inc*                                    4,250
         90 Amdahl Corp*                                                     771
         60 Andrew Corp*                                                   1,485
         90 Apple Computer Inc*                                            1,530
        130 Applied Materials Inc*                                         7,134
         60 Black & Decker Corp                                            2,010
        230 Boston Scientific Corp*                                       11,098
         20 Briggs & Stratton Corp                                           983
        490 Cisco Systems Inc*                                            25,358
        200 Compaq Computer Corp*                                         17,075
         80 DSC Communications Corp*                                       1,630
         30 Data General Corp*                                               563
        130 Dell Computer Corp*                                           10,879
        110 Digital Equipment Corp*                                        3,286
        250 Eastman Kodak Co                                              20,875
        340 Emerson Electric Co                                           17,255
      1,240 General Electric Co                                          137,485
        100 General Instrument Corp*                                       2,338
         30 General Signal Corp                                            1,178
         30 Harris Corp                                                    2,565
        770 Hewlett-Packard Co                                            40,425

         90 Honeywell Inc                                                  6,356
        620 Intel Corp                                                    94,938
         30 Intergraph Corp*                                                 191
        390 International Business Machines Corp                          62,693
         60 Johnson Controls Inc                                           2,303
         90 LSI Logic Corp*                                                3,443
         70 Maytag Corp                                                    1,601
        150 Micron Technology Inc                                          5,288
        450 Motorola Inc                                                  25,763
        100 National Semiconductor Corp*                                   2,500
        190 Northern Telecom Ltd                                          13,799
        260 Novell Inc*                                                    1,966
        310 PG&E Corp                                                      7,440
         30 Perkin-Elmer Corp                                              2,179
         30 Polaroid Corp                                                  1,455
        180 Raytheon Co                                                    7,853
         50 Scientific-Atlanta Inc                                           800
        190 Seagate Technology Inc*                                        8,716
        130 Silicon Graphics Inc*                                          1,934
        270 Sun Microsystems Inc*                                          7,779
         90 Tandem Computers Inc*                                          1,159
         20 Tektronix Inc                                                  1,083
        130 Tellabs Inc*                                                   5,184
        140 Texas Instruments Inc                                         12,495
        110 Thermo Electron Corp*                                          3,795
         40 Thomas & Betts Corp                                            1,815
        130 Unisys Corp*                                                     780
         40 WW Grainger Inc                                                3,015
         50 Whirlpool Corp                                                 2,338
        240 Xerox Corp                                                    14,760
                                                                        $621,334

ENVIRONMENTAL SERVICES --- 0.4%
        160 Browning-Ferris Industries Inc                                 4,540
        230 Laidlaw Inc Class B                                            3,134
         40 Safety-Kleen Corp                                                595
        360 WMX Technologies Inc                                          10,575
                                                                         $18,844

FORESTRY --- 0.5%
         30 Boise Cascade Corp                                               998
         70 Georgia-Pacific Corp                                           5,460
        220 International Paper Co                                         9,295
         80 Louisiana-Pacific Corp                                         1,490
        150 Weyerhaeuser Co                                                6,863
                                                                         $24,106

GAS --- 0.8%
         40 Columbia Gas System Inc                                        2,475
         70 Consolidated Natural Gas Co                                    3,526
         10 Eastern Enterprises                                              339
        190 Enron Corp                                                     7,149
         30 Nicor Inc                                                      1,016
         20 OneOk Inc                                                        595

         60 Pacific Enterprises                                            1,838
        110 Panenergy Corp                                                 4,868
         20 Peoples Energy Corp                                              675
         60 Sonat Inc                                                      3,428
        130 Tenneco Inc                                                    5,184
        120 Williams Companies Inc                                         5,265
                                                                         $36,358

HIGHWAYS --- 0.0%
         60 Ryder System Inc                                               1,868
                                                                          $1,868

HOLDING & INVEST. OFFICES --- 0.9%
        330 Chase Manhattan Corp                                          30,566
        130 Cognizant Corp                                                 4,241
         40 MGIC Investment Corp                                           3,250
         40 Republic New York Corp                                         3,665
                                                                         $41,722

INDUSTRIAL SERVICES --- 5.0%
         30 Autodesk Inc                                                   1,065
        220 Automatic Data Processing Inc                                  9,955
         50 Ceridian Corp*                                                 1,669
        270 Computer Associates International Inc                         14,040
         50 Computer Sciences Corp*                                        3,125
         60 Deluxe Corp                                                    1,838
        130 Dun & Bradstreet Corp                                          3,201
         30 EG&G Inc                                                         566
        340 First Data Corp                                               11,730
         60 Fluor Corp                                                     3,300
         30 Foster Wheeler Corp                                            1,159
         60 Interpublic Group of Companies Inc                             3,398
        480 Lucent Technologies Inc                                       28,380
        900 Microsoft Corp*                                              109,350
         30 National Service Industries Inc                                1,264
        490 Oracle Systems Corp*                                          19,478
        100 Parametric Technology Corp*                                    4,525
        110 Pitney Bowes Inc                                               7,040
         10 Shared Medical Systems Corp                                      421
         40 Western Atlas Inc*                                             2,480
                                                                        $227,984

INSURANCE --- 4.4%
         80 AON Corp                                                       5,320
        110 Aetna Inc                                                     10,024
        330 Allstate Corp                                                 21,615
        150 American General Corp                                          6,544
        350 American International Group Inc                              44,975
        130 Chubb Capital Corp                                             7,508
         50 Cigna Corp                                                     7,519
        100 Conseco Inc                                                    4,138
         60 General Re Corp                                               10,035
         90 ITT Hartford Group Inc*                                        6,705
         50 Jefferson-Pilot Corp                                           2,888

         80 Lincoln National Corp                                          4,480
         80 Loews Corp                                                     7,350
         30 MBIA Inc                                                       2,921
         50 Marsh & McLennan Companies Inc                                 6,025
         70 Providian Corp                                                 4,043
         90 SafeCo Corp                                                    3,600
         60 St Paul Companies Inc                                          4,020
         50 Torchmark Corp                                                 3,106
         50 TransAmerica Corp                                              4,238
        480 Travelers Group Inc                                           26,580
         80 USF&G Corp                                                     1,600
         20 USLife Corp                                                      970
         50 Unum Corp                                                      3,850
                                                                        $200,054

MFTG - CONSUMER PRODS. --- 11.7%
         20 Adolph Coors Co Class B                                          458
         40 Alberto-Culver Co Class B                                      1,165
        130 American Brands Inc                                            6,988
         50 American Greetings Corp Class A                                1,600
        370 Anheuser-Busch Companies Inc                                  15,864
        410 Archer-Daniels-Midland Co                                      7,534
        100 Avon Products Inc                                              6,163
         50 Brown-Forman Corp Class B                                      2,525
         70 Brunswick Corp                                                 1,978
        110 CPC International Inc                                          9,089
        340 Campbell Soup Co                                              17,383
      1,880 Coca-Cola Co                                                 119,615
        110 Colgate-Palmolive Co                                          12,210
        180 ConAgra Inc                                                   10,373
         70 Dow Jones & Company Inc                                        2,835
         50 Fruit of the Loom Inc Class A*                                 1,800
        110 General Mills Inc                                              6,820
        420 Gillette Co                                                   35,700
        270 HJ Heinz Co                                                   11,205
         50 Harcourt General Inc                                           2,313
         90 Hasbro Inc                                                     2,250
        110 Hershey Foods Corp                                             5,968
         90 Ikon Office Solutions Inc                                      2,419
         80 International Flavors & Fragrances Inc                         3,370
         20 John H Harland Co                                                413
         30 Jostens Inc                                                      716
        160 Kellogg Co                                                    11,160
         70 Knight-Ridder Inc                                              2,721
         50 Liz Claiborne Inc                                              2,263
        120 Masco Corp                                                     4,530
        200 Mattel Inc                                                     5,575
         70 McGraw-Hill Companies Inc                                      3,561
         40 Meredith Corp                                                    940
         70 New York Times Co Class A                                      3,028
        120 Newell Co                                                      4,200
      1,170 Pepsico Inc                                                   40,804
      1,830 Philip Morris Companies Inc                                   72,056
         60 Pioneer Hi-Bred International Inc                              4,238

        100 Quaker Oats Co                                                 4,000
        110 RR Donnelley & Sons Co                                         3,768
         80 Ralston-Ralston Purina Group                                   6,590
        110 Rubbermaid Inc                                                 2,640
         30 Russell Corp                                                     833
        360 Sara Lee Corp                                                 15,120
        280 Seagram Company Ltd                                           10,710
         10 Springs Industries Inc Class A                                   468
         30 Stride Rite Corp                                                 413
         70 The Times Mirror Co Class A                                    3,868
         90 Tribune Co                                                     3,949
         40 Tupperware Corp                                                1,330
        140 UST Inc                                                        3,658
        120 Unilever NV ADR                                               23,550
         40 VF Corp                                                        2,885
         40 Willamette Industries Inc                                      2,550
         80 Wm Wrigley Jr Co                                               4,660
                                                                        $534,822

MFTG - INDUSTRIAL PRODS --- 11.7%
        130 3Com Corp*                                                     3,770
        590 Abbott Laboratories                                           35,990
         80 Air Products & Chemicals Inc                                   5,740
        170 Alcan Aluminium Ltd                                            5,759
        130 Allegheny Teledyne Inc                                         3,461
        130 Aluminum Company of America                                    9,084
         60 Alza Corp*                                                     1,755
        480 American Home Products Corp                                   31,800
         80 Armco Inc*                                                       280
         30 Armstrong World Industries Inc                                 1,973
         20 Ball Corp                                                        538
        140 Bay Networks Inc*                                              2,485
         40 Bemis Company Inc                                              1,525
         80 Bethlehem Steel Corp*                                            660
         50 Case Corp                                                      2,769
        140 Caterpillar Inc                                               12,460
         70 Champion International Corp                                    3,255
         30 Cincinnati Milacron Inc                                          608
         40 Clorox Co                                                      5,095
         80 Cooper Industries Inc                                          3,680
         60 Cooper Tire & Rubber Co                                        1,320
        170 Corning Inc                                                    8,203
         30 Crane Co                                                       1,121
         90 Crown Cork & Seal Company Inc                                  4,928
        190 Deere & Co                                                     8,740
         80 Dover Corp                                                     4,240
        180 Dow Chemical Co                                               15,278
        400 EI DuPont De Nemours & Co                                     42,450
        170 EMC Corp*                                                      6,184
         50 Eastman Chemical Co                                            2,550
         40 Ecolab Inc                                                     1,630
        110 Engelhard Corp                                                 2,310
        110 Goodyear Tire & Rubber Co                                      5,789
         40 Great Lakes Chemical Corp                                      1,695

         50 Guidant Corp                                                   3,413
         30 Harnischfeger Industries Inc                                   1,249
         70 Hercules Inc                                                   2,756
         90 ITT Industries Inc                                             2,273
         90 Illinois Tool Works Inc                                        8,224
         80 Ingersoll-Rand Co                                              3,930
         30 Inland Steel Industries Inc                                      683
         60 James River Corporation of Virginia                            1,793
        420 Kimberly-Clark Corp                                           21,525
         50 Mallinckrodt Inc                                               1,819
         40 Mead Corp                                                      2,245
         30 Millipore Corp                                                 1,133
        310 Minnesota Mining & Manufacturing Co                           26,970
        440 Monsanto Co                                                   18,810
         70 Moore Corporation Ltd                                          1,409
        100 Morton International Inc*                                      4,188
         30 Nacco Industries Inc Class A                                   1,388
         50 Nalco Chemical Co                                              1,800
         60 Nucor Corp                                                     2,985
        140 PPG Industries Inc                                             7,613
         80 Pall Corp                                                      1,850
         50 Parker Hannifin Corp                                           2,488
        480 Pfizer Inc                                                    46,080
        380 Pharmacia & Upjohn Inc                                        11,258
         20 Potlatch Corp                                                    820
        110 Praxair Inc                                                    5,679
         30 Raychem Corp                                                   1,935
        140 Reynolds Metals Co                                             9,503
        160 Rockwell International New                                    10,640
         40 Rohm & Haas Co                                                 3,330
        280 Schering-Plough Corp                                          22,400
        120 Sherwin-Williams Co                                            3,630
         70 Sigma Aldrich Corp                                             2,100
         40 Snap-On Inc                                                    1,540
         70 Stone Container Corp Series E                                    709
         40 Temple-Inland Inc                                              2,220
         40 The BF Goodrich Co                                             1,595
         60 The Stanley Works                                              2,333
         20 The Timken Co                                                  1,163
         20 Trinova Corp*                                                    808
        110 Tyco International Ltd                                         6,710
        210 USX-Marathon Group                                             5,801
         60 USX-US Steel Group                                             1,755
         50 Union Camp Corp                                                2,431
         90 Union Carbide Corp                                             4,489
         60 WR Grace & Co                                                  3,120
        200 Warner-Lambert Co                                             19,600
         70 Westvaco Corp                                                  1,960
         60 Worthington Industries Inc                                     1,133
                                                                        $534,411

MINING --- 0.7%
         30 Asarco Inc                                                       855
        270 Barrick Gold Corp                                              6,041

        170 Battle Mountain Gold Co                                          978
         70 Cyprus Amax Minerals Co                                        1,566
        100 Echo Bay Mines Ltd                                               544
        140 Freeport-McMoran Copper & Gold Inc Class B                     4,078
        110 Homestake Mining Co                                            1,458
        120 Inco Ltd                                                       3,840
         70 Newmont Mining Corp                                            2,424
         50 Phelps Dodge Corp                                              3,838
        180 Placer Dome Inc                                                2,948
        100 Santa Fe Pacific Gold Corp*                                    1,475
                                                                         $30,045

OIL & GAS --- 8.9%
         70 Amerada Hess Corp                                              3,404
        370 Amoco Corp                                                    30,941
        140 Ashland Inc                                                    6,248
        120 Atlantic Richfield Co                                         16,335
        110 Baker Hughes Inc                                               3,795
         90 Burlington Resources Inc                                       3,814
        490 Chevron Corp                                                  33,565
         80 Coastal Corp                                                   3,800
        130 Dresser Industries Inc                                         3,884
         50 Enserch Corp                                                     981
      1,880 Exxon Corp                                                   106,455
         20 Giddings & Lewis Inc                                             405
         90 Halliburton Co                                                 6,356
         10 Helmerich & Payne Inc                                            478
         30 Kerr-McGee Corp                                                1,811
         20 Lousiana Land & Exploration Co                                 1,000
         40 McDermott International Inc                                      740
        290 Mobil Corp                                                    37,700
        250 Occidental Petroleum Corp                                      5,531
         80 Oryx Energy Co*                                                1,600
         30 Pennzoil Co                                                    1,478
        200 Phillips Petroleum Co                                          7,875
         60 Rowan Companies Inc*                                           1,080
        400 Royal Dutch Petroleum Co ADR                                  72,100
         60 Santa Fe Energy Resources Inc*                                   848
        180 Schlumberger Ltd                                              19,935
         50 Sun Company Inc                                                1,369
        200 Texaco Inc                                                    21,100
        190 Union Pacific Resources Group Inc                              5,154
        190 UnoCal Corp                                                    7,244
                                                                        $407,026

OTHER ASSET-BACKED --- 0.1%
        100 Green Tree Financial Corp                                      2,963
                                                                          $2,963

OTHER TRANS. SERVICES --- 0.1%
         30 Caliber System Inc                                               893
         20 FMC Corp*                                                      1,343
         80 Federal Express Corp*                                          4,310
                                                                          $6,546

RAILROADS --- 0.9%
        110 Burlington Northern Santa Fe Corp                              8,663
        160 CSX Corp                                                       7,460
         60 Conrail Inc                                                    6,855
         90 Norfolk Southern Corp                                          8,089
        180 Union Pacific Corp                                            11,475
                                                                         $42,542

RETAIL TRADE --- 5.0%
        190 Albertson's Inc                                                6,270
        110 American Stores Co                                             5,005
        110 Autozone Inc*                                                  2,695
         80 Charming Shoppes Inc*                                            472
         70 Circuit City Stores Inc                                        2,774
        120 Darden Restaurants Inc                                           930
        160 Dayton Hudson Corp                                             7,200
         80 Dillard Department Stores Inc Class A                          2,470
        150 Federated Department Stores Inc*                               5,100
        210 Gap Inc                                                        6,694
        135 Genuine Parts Co                                               4,371
         40 Giant Food Inc Class A                                         1,290
         20 Great Atlantic & Pacific Tea Company Inc                         498
        360 Home Depot Inc                                                20,880
        170 JC Penney & Company Inc                                        8,118
        360 K Mart Corp*                                                   4,905
        180 Kroger Co*                                                     4,950
        200 Limited Inc                                                    3,625
         30 Longs Drug Stores Corp                                           758
        130 Lowe's Companies Inc                                           4,940
        190 May Department Stores Co                                       8,788
        530 McDonald's Corp                                               28,421
         20 Mercantile Stores Company Inc                                    985
         60 Nordstrom Inc                                                  2,355
         40 Owens Corning                                                  1,620
         40 Pep Boys - Manny Moe & Jack                                    1,305
         90 Rite Aid Corp                                                  4,140
        290 Sears Roebuck & Co                                            13,920
         50 TJX Companies Inc                                              2,363
         40 Tandy Corp                                                     2,095
        200 Toys R Us Inc*                                                 5,700
      1,740 Wal-Mart Stores Inc                                           49,155
        180 Walgreen Co                                                    8,280
         90 Wendy's International Inc                                      1,856
        110 Winn-Dixie Stores Inc                                          3,823
        100 Woolworth Corp*                                                2,150
                                                                        $230,901

SECURITIES & COMMODITIES --- 0.7%
        240 Dean Witter Discover & Co                                      9,180
        120 Merrill Lynch & Co Inc                                        11,430
        110 Morgan Stanley Group Inc                                       6,944
         80 Salomon Inc                                                    4,000
                                                                         $31,554

TELEPHONE --- 4.6%
        140 Alltel Corp                                                    4,410
        410 Ameritech Corp                                                25,061
        330 Bell Atlantic Corp                                            22,358
        750 Bellsouth Corp                                                33,375
        120 Frontier Corp                                                  1,905
        730 GTE Corp                                                      33,489
        520 MCI Communications Corp                                       19,825
        330 Nynex Corp                                                    17,078
        684 SBC Communications Inc                                        37,962
        320 Sprint Corp                                                   14,040
                                                                        $209,503

TRANSPORTATION EQUIPMENT --- 3.4%
        210 Allied-Signal Inc                                             15,173
        550 Chrysler Corp                                                 16,500
         30 Cummins Engine Company Inc                                     1,684
         70 Dana Corp                                                      2,231
         50 Eaton Corp                                                     3,744
         40 Echlin Inc                                                     1,305
         20 Fleetwood Enterprises Inc                                        528
        900 Ford Motor Co                                                 31,275
         40 General Dynamics Corp                                          2,850
        140 Lockheed Martin Corp                                          12,530
        160 McDonnell Douglas Corp                                         9,500
         50 Navistar International Corp*                                     563
         40 Northrop Grumman Corp                                          3,340
         30 Paccar Inc                                                     2,096
         90 TRW Inc                                                        4,691
         60 Textron Inc                                                    6,683
        270 The Boeing Co                                                 26,629
        180 United Technologies Corp                                      13,613
                                                                        $154,935

U.S. GOVERNMENTS --- 0.4%
        540 Federal Home Loan Mortgage Corp                               17,213
                                                                         $17,213

WHOLESALE TRADE -CONSUMER --- 2.0%
         80 Avery Dennison Corp                                            2,940
        160 Costco Companies Inc*                                          4,620
         20 Fleming Companies Inc                                            325
        210 Nike Inc Class B                                              11,813
        510 Procter & Gamble Co                                           64,133
         40 Reebok International Ltd                                       1,530
         50 SuperValu Inc                                                  1,531
        130 Sysco Corp                                                     4,553
                                                                         $91,445

TOTAL COMMON STOCK --- 99.3%                                          $4,549,246
(Cost $4,463,383)

PREFERRED STOCK

TRANSPORTATION EQUIPMENT --- 0.7%
        570 General Motors Corp                                           32,989
                                                                         $32,989

TOTAL PREFERRED STOCK --- 0.7%                                           $32,989
(Cost $33,641)

TOTAL ORCHARD INDEX 500 PORTFOLIO --- 100.0%                          $4,582,235
(Cost $4,497,024)


Orchard Series Fund

Orchard Index 600 Portfolio

COMMON STOCK

AGRICULTURE --- 1.1%
      1,000 Agco Corp                                                     25,875
        300 Dekalb Genetics Corp Class B                                  18,900
                                                                         $44,775

AIR --- 1.0%
        300 Air Express International Corp                                10,275
        700 Comair Holdings Inc                                           14,788
        400 Mesa Air Group Inc*                                            2,125
        300 Offshore Logistics Inc*                                        5,400
        300 Pittston Brink's Group                                         6,825
        200 Skywest Inc                                                    2,550
                                                                         $41,963

COMMUNICATIONS --- 0.9%
        300 ACC Corp*                                                      4,763
        400 Allen Group Inc*                                               6,900
        200 Commnet Cellular Inc*                                          5,150
        700 International Family Entertainment Inc Class B*               14,175
        300 NTN Communications Inc*                                          938
        500 Picturetel Corp*                                               4,438
        300 TCSI Corp*                                                     1,444
                                                                         $37,808

CONSTRUCTION --- 1.3%
        200 Acme Metals Inc*                                               2,775
        400 Apogee Enterprises Inc                                         6,000
        100 Continental Homes Holding Corp                                 1,588
        400 Geon Co                                                        8,750
        400 Insituform Technologies Inc Class A*                           2,200
        300 MDC Holdings Inc                                               2,475
        800 Morrison Knudsen Corp*                                        10,000
        200 Southern Energy Homes Inc*                                     2,075
        500 Standard Pacific Corp                                          4,000
        200 The Ryland Group Inc                                           2,325
        500 Toll Brothers Inc*                                             9,125
        200 US Home Corp*                                                  4,925

                                                                         $56,238

CONSUMER SERVICES --- 7.7%
        100 Angelica Corp                                                  1,575
        700 Aztar Corp*                                                    4,550
        200 Carmike Cinemas Inc Class A*                                   6,200
        500 Casino Magic Corp*                                               609
      2,700 Cineplex Odeon Corp*                                           4,050
        500 Coventry Corp*                                                 6,469
        500 DeVry Inc*                                                    11,000
        400 Enzo Biochem Inc*                                              5,600
        300 G&K Services Inc Class A                                       8,700
        100 GC Companies Inc*                                              4,013
        500 Genesis Health Ventures Inc*                                  14,938
        400 Grancare Inc*                                                  3,100
        600 Grand Casinos Inc*                                             6,600
        300 Hollywood Park Inc*                                            3,750
        200 Insurance Auto Actions Inc*                                    1,325
        400 Integrated Health Services Inc                                12,850
        300 Interim Services Inc*                                         11,625
        400 Lincare Holdings Inc*                                         15,700
        300 Living Centers of America Inc*                                10,725
        400 Magellan Health Services Inc*                                 10,500
        400 Mariner Health Group Inc*                                      3,500
        400 National Auto Credit Inc*                                      3,150
        500 North American Vaccine Inc*                                   10,438
        400 OccySystems Inc*                                               8,250
      1,200 Omnicare Inc                                                  29,250
        800 Phycor Inc*                                                   21,300
        400 Players International Inc*                                     1,450
        600 Prime Hospitality Corp*                                        9,975
        500 Regal Cinemas Inc*                                            13,625
        300 Regis Corp                                                     6,150
        400 Renal Treatment Centers Inc*                                   8,650
        700 Rollins Truck Leasing Corp                                     9,188
        400 Sequus Pharmaceuticals Inc*                                    2,350
        200 Showboat Inc                                                   4,075
        300 Sierra Health Services Inc*                                    7,725
        300 The Marcus Corp                                                6,675
        500 Universal Health Services Inc Class B*                        18,938
        600 Vivra Inc*                                                    15,525
        100 WHG Resorts & Casino Inc*                                        938
                                                                        $325,031

CREDIT INSTITUTIONS --- 6.5%
        300 Astoria Financial Corp                                        11,738
        700 Charter One Financial Inc                                     31,150
        300 Collective Bancorp Inc                                        12,263
        300 Commercial Federal Corp                                       10,050
        300 Cullen/Frost Bankers Inc                                      10,500
        600 Deposit Guaranty Corp                                         18,375
        400 First Commercial Corp                                         15,650
        600 First Financial Corp                                          15,825
        420 First Michigan Bank Corp                                      11,970

        200 FirstBank Puerto Rico                                          5,225
        500 FirstMerit Corp                                               21,375
        100 Liberty Bancorp Inc                                            4,950
        400 Magna Group Inc                                               12,350
        200 North American Mortgage Co                                     3,625
        200 RCSB Financial Inc                                             5,950
        500 Riggs National Corp                                            9,250
        300 St Paul Bancorp Inc                                            8,213
        500 TCF Financial Corp                                            20,438
        200 US Trust Corp                                                  8,800
        300 Whitney Holding Corp                                          10,875
        200 Zions Bancorp                                                 25,300
                                                                        $273,872

ELECTRIC --- 1.6%
        100 Bangor Hydro Electric Co                                         500
        300 Central Hudson Gas & Electric Corp                             9,225
        200 Central Vermont Public Service Corp                            2,075
        300 Commonwealth Energy System Cos                                 6,563
        300 Eastern Utilities Associates                                   5,138
        200 Energen Corp                                                   6,325
        100 Green Mountain Power Corp                                      2,325
        100 Interstate Power Co                                            2,863
        200 Orange & Rockland Utilities Inc                                6,250
        200 Pennsylvania Enterprises Inc                                   4,425
        500 Sierra Pacific Resources                                      14,188
        200 TNP Enterprises Inc                                            4,200
        200 United Illuminating Co                                         4,950
                                                                         $69,027

ELECTRONICS - HIGH TECH --- 13.2%
        300 ADAC Laboratories                                              6,938
        200 Alliant Techsystems Inc*                                       8,375
        200 Amtech Corp*                                                     937
        700 Anixter International Inc*                                     9,975
        700 Aspect Telecommunications Corp*                               12,425
        400 Auspex Systems Inc*                                            3,200
        400 Baldor Electric Co                                            10,250
        400 Ballard Medical Products Co                                    7,600
        100 Benchmark Electronics Inc*                                     2,825
        500 Boston Technology Inc*                                        10,000
        200 Broadband Technolgies Inc*                                     1,875
        100 C COR Electronics Inc*                                           963
        200 California Microwave Inc*                                      2,600
        200 Cellpro Inc*                                                   1,000
        100 Centigram Communications Corp*                                   988
        300 Chips & Technologies Inc*                                      2,456
        200 Circon Corp*                                                   2,575
        600 Cognex Corp*                                                  14,775
        200 Coherent Inc*                                                  8,300
        100 Collagen Corp                                                  1,700
        300 Comverse Technology Inc*                                      11,775
        200 Core Industries Inc                                            2,950
        300 Cyrix Corp*                                                    6,225

        400 Dallas Semiconductor Corp                                     14,600
        300 Daniel Industries Inc                                          3,825
        200 Digi International Inc*                                        1,325
        200 Digital Microwave Corp*                                        5,150
        200 Dionex Corp*                                                   9,775
        200 Envoy Corp*                                                    4,175
        300 Etec Systems Inc*                                              8,738
        100 Fluke Corp                                                     4,513
        900 Geotek Communications Inc*                                     3,375
        100 Harmon Industries Inc                                          1,750
        300 IMO Industries Inc*                                              975
        700 Input/Output Inc*                                              9,800
        200 Integrated Circuit Systems Inc*                                2,750
        800 International Rectifier Corp*                                  9,200
        200 Intervoice Inc*                                                1,900
        400 Invacare Corp                                                  7,950
        300 Juno Lighting Inc                                              4,650
        600 Kemet Corp*                                                   11,700
        800 Komag Inc*                                                    22,600
        200 Kuhlman Corp                                                   5,050
        300 Lattice Semiconductor Corp*                                   16,763
        300 Marshall Industries*                                           9,788
        400 Mentor Corp                                                    9,250
        500 Methode Electronics Inc Class A                                7,063
        200 National Computer Systems Inc                                  5,025
        300 Network Equipment Technologies Inc*                            4,275
        300 Oak Industries Inc*                                            5,625
        200 Pacific Scientific Co                                          2,525
        200 Park Electrochemical Corp                                      4,400
        100 Plexus Corp*                                                   2,625
        700 Read-Rite Corp*                                               18,113
        300 Resound Corp*                                                  1,200
        300 Respironics Inc*                                               5,588
        100 Rival Co                                                       1,363
        400 Royal Appliance Manufacturing Co*                              2,750
        500 SCI Systems Inc*                                              30,875
        400 Safeskin Corp*                                                 8,950
        300 Sanmina Corp*                                                 15,000
        200 Spacelabs Inc*                                                 4,200
        200 Standard Microsystems Corp*                                    1,712
        500 Steris Corp*                                                  16,375
        500 Summit Technology Inc*                                         3,094
        300 Sunrise Medical Inc*                                           3,263
        200 Symmetricom Inc*                                               2,700
        300 Tecnol Medical Products Inc*                                   5,288
        500 Tencor Instruments*                                           22,188
        200 Thomas Industries Inc                                          4,700
        100 Three Five Systems Inc*                                        1,288
        300 Trimble Navigation Ltd*                                        3,488
        700 VLSI Technology Inc*                                          13,913
        300 Valence Technology Inc*                                        1,800
        600 Vicor Corp*                                                    9,525
        200 Visx Inc*                                                      4,500
        200 Vital Signs Inc                                                3,800

        450 Vitesse Semiconductor Corp*                                   14,175
        100 Watkins Johnson Co                                             2,750
        300 X-Rite Inc                                                     4,950
        400 Zebra Technologies Corp Class A*                               9,200
        300 Zilog Inc*                                                     5,550
        100 Zoll Medical Corp*                                               800
                                                                        $554,945

ENVIRONMENTAL SERVICES --- 0.3%
        500 Air & Water Technologies Corp*                                 2,063
        400 OHM Corp*                                                      2,950
        900 Rollins Environmental Services Inc*                            2,588
        200 Tetra Technologies Inc*                                        4,650
                                                                         $12,251

GAS --- 2.8%
        200 Atmos Energy Corp                                              4,525
        200 Cascade Natural Gas Corp                                       3,275
        100 Connecticut Energy Corp                                        2,175
        200 KCS Energy Inc                                                 6,500
        500 KN Energy Inc                                                 18,625
        300 New Jersey Resources Corp                                      8,663
        300 Northwest Natural Gas Co                                       7,275
        400 Piedmont Natural Gas Company Inc                               9,400
        500 Pogo Producing Co                                             18,313
        400 Pride Petroleum Services Inc*                                  6,900
        300 Public Service Company of North Carolina Inc                   5,213
        400 Southwest Gas Corp                                             6,650
        400 Southwestern Energy Co                                         5,050
        200 United Cities Gas Corp                                         4,300
        300 Wicor Inc                                                     10,538
                                                                        $117,402

HOLDING & INVEST. OFFICES --- 3.1%
        400 Centura Banks Inc                                             15,650
        200 Cilcorp Inc                                                    7,725
        300 Coast Savings Financial Inc*                                  12,075
        100 Eaton Vance Corp                                               4,425
        100 JSB Financial Inc                                              4,250
        600 Keystone Financial Inc                                        15,300
        200 Onbancorp Inc                                                  9,775
        400 Pioneer Group Inc                                             10,500
        600 Provident Bancorp Inc                                         23,400
        700 Roosevelt Financial Group Inc                                 16,275
        840 Sovereign Bancorp Inc                                         10,290
        400 WHX Corp*                                                      2,300
                                                                        $131,965

INDUSTRIAL SERVICES --- 8.5%
        300 ABM Industries Inc                                             5,625
        800 Acxiom Corp*                                                  10,500
        600 Advanced Tissue Sciences Inc*                                  6,375
        400 Advo Inc*                                                      4,850
        600 Allwaste Inc*                                                  5,325

        600 American Management Systems Inc*                              14,850
        300 BBN Corp*                                                      6,975
        300 Banyan Systems Inc*                                              365
        400 Bisys Group Inc*                                              12,800
        300 Boole & Babbage Inc*                                           6,375
        300 Broderbund Software Inc*                                       5,625
        300 CDI Corp*                                                     11,363
        500 Cerner Corp*                                                   8,063
        400 Ciber Inc*                                                    14,300
        200 Control Data Systems Inc*                                      2,650
      1,300 Corrections Corporation of America*                           42,413
        300 Dames & Moore Inc                                              3,825
        300 Dialogic Corp*                                                 5,925
        200 Fair Isaac & Co Inc                                            6,325
        300 Figgie International Inc Class A*                              3,563
        200 Filenet Corp*                                                  2,225
        300 Hyperion Software Corp*                                        4,875
        300 ImmuLogic Pharmaceutical Corp*                                 1,088
        200 Itron Inc*                                                     4,200
        300 Jack Henry & Associates Inc                                    5,700
        500 Keane Inc*                                                    23,188
        200 Logicon Inc                                                    7,950
        200 Mail Boxes Etc*                                                3,700
        200 Microcom Inc*                                                  3,212
        200 NFO Research Inc*                                              3,650
        400 National Data Corp                                            15,000
        700 Network General Corp*                                          9,625
        400 Norrell Corp                                                  10,550
        300 Perseptive Biosystems Inc*                                     1,500
        300 Platinum Software Corp*                                        2,250
        900 Platinum Technology Inc*                                      10,800
        400 Primark Corp*                                                  7,300
        200 Progress Software Corp*                                        3,300
        700 S3 Inc*                                                        6,693
        300 SEI Investments Companies                                      6,300
        600 Sterling Software Inc*                                        18,300
        200 Stone & Webster Inc                                            7,650
        600 System Software Associates Inc*                                3,225
        400 True North Communications Inc                                  7,650
        300 United States Bioscience Inc*                                  2,644
        300 Viewlogic Systems Inc*                                         4,200
        100 Wall Data Inc*                                                 2,094
                                                                        $356,961

INSURANCE --- 4.3%
        300 Allied Group Inc                                              11,100
        300 American Bankers Insurance Group Inc                          15,863
        200 Arthur J Gallagher & Co                                        6,250
        300 CMAC Investment Corp                                          11,400
        200 Capital RE Corp                                                7,925
        200 Compdent Corp*                                                 3,225
        300 Enhance Financial Services Group Inc                          11,550
        200 Fidelity National Financial Inc                                2,475
        200 First American Financial Corp                                  6,375

        400 Fremont General Corp                                          11,250
        200 Frontier Insurance Group Inc                                  10,300
        200 Hilb Rogal & Hamilton Co                                       2,775
        200 Integon Corp                                                   2,025
        200 Life Re Corp                                                   7,725
        300 Mutual Risk Management Ltd                                    11,025
        200 Orion Capital Corp                                            12,525
        500 Protective Life Corp                                          22,125
        200 Selective Insurance Group Inc                                  8,050
        150 Trenwick Group Inc                                             4,894
        200 Washington National Corp                                       5,700
        300 Zenith National Insurance Corp                                 7,650
                                                                        $182,207

MFTG - CONSUMER PRODS. --- 9.0%
        200 Ashworth Inc*                                                  1,512
        300 Authentic Fitness Corp                                         4,350
        200 Bassett Furniture Industries Inc                               4,525
        300 Bowne & Company Inc                                            7,950
        300 Brown Group Inc                                                4,988
      1,000 Calgene Inc*                                                   7,968
        300 Catalina Marketing Corp*                                       9,450
        700 Champion Enterprises Inc*                                     10,675
        800 Chiquita Brands International Inc                             11,500
        100 Coca-Cola Bottling Co                                          3,875
      1,400 CompUSA Inc*                                                  26,950
        400 Cone Mills Corp*                                               2,950
        200 Cyrk Inc*                                                      2,100
        400 Delta Woodside Industries Inc*                                 2,300
        200 Designs Inc*                                                     975
        600 Dimon Inc                                                     11,850
        200 Dixie Yarns Inc*                                               1,325
        200 Earthgrains Co                                                11,450
        200 Ethan Allen Interiors Inc                                      8,850
        100 Fibreboard Corp*                                               3,675
        100 Fieldcrest Cannon Inc*                                         1,800
        300 Franklin Quest Co*                                             6,338
        200 Galey & Lord Inc*                                              3,150
        300 Galoob (Lewis) Toys Inc*                                       5,063
        100 GoodMark Foods Inc                                             1,288
        200 Guilford Mills Inc                                             5,650
        100 Haggar Corp                                                    1,275
        500 Hartmarx Corp*                                                 4,000
        300 Interface Inc Class A                                          6,713
        100 J&J Snack Foods Corp*                                          1,275
        200 Johnston Industries Inc                                        1,500
        400 Justin Industries Inc                                          4,450
        100 K-Swiss Inc                                                    1,313
        300 K2 Inc                                                         7,838
        300 Kellwood Co                                                    7,125
        300 La-Z-Boy Chair Co                                              9,788
        500 Levitz Furniture Inc*                                          1,250
        300 Lydall Inc*                                                    6,075
        100 Merrill Corp                                                   2,325

        500 Mohawk Industries Inc*                                        11,188
        300 Nature's Sunshine Products Inc                                 4,088
        200 New England Business Service Inc                               5,275
        700 Oakwood Homes Corp                                            14,175
        200 Oshkosh B'Gosh Inc Class A                                     3,400
        100 Oxford Industries Inc                                          2,425
        100 Penwest Ltd                                                    1,825
        200 Pharmaceutical Marketing Services Inc*                         2,025
        400 Phillips Van-Heusen Corp                                       5,250
        200 Pillowtex Corp                                                 3,550
        100 Plenum Publishing Corp                                         3,600
        200 Ply-Gem Industries Inc                                         2,550
      1,000 Premark International Inc                                     24,500
        800 RDM Sports Group Inc*                                          1,000
        300 Smithfield Foods Inc*                                         13,838
        400 Sola International Inc*                                       10,000
        100 Swiss Army Brands Incorporated*                                1,200
        200 The Timberland Co Class A*                                     9,725
        400 Tultex Corp*                                                   2,600
        200 USA Detergents Inc*                                            2,275
        300 Universal Forest Products Inc                                  3,825
        600 Valassis Communications Inc*                                  14,700
        400 Wolverine World Wide Inc                                      16,100
                                                                        $376,548

MFTG - INDUSTRIAL PRODS --- 14.2%
        300 AT Cross Co Class A                                            2,963
        500 Alliance Pharmaceutical Corp*                                  3,813
        300 Alpharma Inc Class A                                           4,350
        100 Amcast Industrial Corp                                         2,275
        300 Aptargroup Inc                                                12,000
        200 Astec Industries Inc*                                          2,100
        400 BMC Industries Inc                                            11,600
        400 BWIP Holding Inc                                               6,500
        300 Banctec Inc*                                                   6,863
        400 Belden Inc                                                    12,300
        200 Bell Sports Corp*                                              1,050
        400 Birmingham Steel Corp                                          5,850
        100 Butler Manufacturing Co                                        3,325
        300 COR Therapeutics Inc*                                          2,288
        200 Cambrex Corp                                                   6,775
        400 Camco International Inc                                       17,750
        400 Caraustar Industries Inc                                      10,100
        400 Cephalon Inc*                                                  6,700
        100 Chemed Corp                                                    3,375
        300 Chemfirst Inc                                                  6,938
        200 Clarcor Inc                                                    4,425
        200 Commonwealth Aluminum Corp*                                    3,450
        300 Cygnus Inc*                                                    4,013
        300 Dynatech Corp*                                                10,425
        600 Fedders Corp                                                   3,525
        200 Flow International Corp*                                       1,775
        400 Gerber Scientific Inc                                          6,600
        300 Global Industries Technologies Inc*                            5,475

        200 Greenfield Industries Inc                                      4,075
        400 Griffon Corp*                                                  4,850
        200 Handy & Harman                                                 2,750
        200 Hauser Inc*                                                    1,275
        600 IDEXX Laboratories Inc*                                        7,800
        200 IMCO Recycling Inc                                             3,000
        300 Immune Response Corp*                                          2,025
        100 Insteel Industries Inc                                           763
        200 Intermagnetics General Corp*                                   1,750
        400 Intermet Corp                                                  4,950
        200 Ionics Inc*                                                    9,200
        100 Kronos Inc*                                                    2,150
        200 LSB Industries Inc                                               975
        300 Lilly Industries Inc Class A                                   5,213
        150 Lindsay Manufacturing Co                                       4,275
        600 Liposome Company Inc*                                         13,312
        200 Lone Star Industries Inc                                       7,900
        200 Material Sciences Corp*                                        2,975
        200 McWhorter Technologies Inc*                                    4,400
        300 Medimmune Inc*                                                 3,900
        200 Medusa Corp                                                    7,575
        800 Microchip Technology Inc*                                     25,000
        400 Mississippi Chemical Corp                                      8,800
        300 Modecular Biosystems Inc*                                      1,988
        200 Mosinee Paper Corp                                             8,100
        300 Mueller Industries Inc*                                       11,250
        500 Mycogen Corp*                                                  9,063
        300 Myers Industries Inc                                           5,250
        300 NBTY Inc*                                                      5,700
        100 Nashua Corp*                                                   1,138
        400 Northwestern Steel and Wire Co*                                  975
        200 Novellus Systems Inc*                                         11,550
        300 Noven Pharmaceuticals Inc*                                     2,250
        200 O'Sullivan Corp                                                1,662
        300 Outboard Marine Corp                                           3,900
        200 Paragon Trade Brands Inc*                                      3,200
        400 Paxar Corp*                                                    7,700
        300 Pharmaceutical Resources Inc*                                    788
        200 Photronics Inc*                                                6,925
        200 Pope & Talbot Inc                                              2,975
        200 Protein Design Labs Inc*                                       5,025
        100 Quaker Chemical Corp                                           1,638
        200 Quanex Corp                                                    5,050
        100 RailTex Inc*                                                   1,625
        300 Regal-Beloit Corp                                              7,125
        400 Regeneron Pharmaceuticals Inc*                                 2,600
        220 Republic Group Inc                                             3,575
        300 Roberts Pharmaceutical Corp*                                   3,300
        200 Roper Industries Inc                                           8,175
        300 Russ Berrie & Company Inc                                      5,775
        100 SPS Technologies Inc*                                          6,750
        300 SciClone Pharmaceuticals Inc*                                  1,875
        300 Scotts Co Class A*                                             7,688
        300 Shorewood Packaging Corp*                                      5,700

        200 Standex International Corp                                     5,000
        200 Steel Technologies Inc                                         2,050
        400 Sturm Ruger Company Inc                                        6,150
        200 Telxon Corp                                                    3,175
        400 Texas Industries Inc                                           9,200
        200 The Manitowoc Company Inc                                      8,100
        300 TheraTech Inc*                                                 2,775
        300 Thomas Nelson Inc                                              2,738
        400 Titan Wheel International Inc                                  5,800
        200 Toro Co                                                        7,000
        200 Tredegar Industries Inc                                        9,225
        300 Tseng Labs Inc*                                                  881
        400 Ultratech Stepper Inc*                                         7,175
      1,000 United States Filter Co*                                      30,375
        200 Valmont Industries Inc                                         7,975
        300 Vertex Pharmaceuticals Inc*                                    9,525
        100 WD-40 Co                                                       5,775
        100 Walbro Corp                                                    1,650
        200 Whittaker Corp*                                                1,975
        400 Williams Industries Inc*                                       7,150
        200 Wolverine Tube Inc*                                            5,200
        200 Wynn's International Inc                                       4,825
        300 Xircom Inc*                                                    2,775
        200 Zero Corp                                                      3,900
                                                                        $598,225

MINING --- 1.0%
        300 AMCOL International Corp                                       5,100
        300 Coeur D'Alene Mines Co*                                        4,125
        200 Dravo Corp*                                                    1,925
        400 Getchell Gold Corp*                                           15,350
        500 Glamis Gold Ltd                                                3,250
        800 Helca Mining Co*                                               4,300
        300 Stillwater Mining Co*                                          6,038
                                                                         $40,088

OIL & GAS --- 3.8%
        400 Benton Oil & Gas Co*                                           5,850
        300 Box Energy Corp*                                               2,063
        300 Cabot Oil & Gas Corp                                           5,025
        300 Cross Timbers Oil Co                                           4,650
        500 Devon Energy Corp                                             16,500
        300 HS Resources Inc*                                              3,413
      1,000 Mesa Inc                                                       5,125
        500 Newfield Exploration Co*                                       9,563
      1,800 Noble Drilling Corp*                                          31,275
        400 Oceaneering International Inc*                                 5,800
        300 Plains Resources Inc*                                          3,863
        300 Pool Energy Services Co*                                       3,900
        200 Production Operators Corp                                     11,500
        200 Seitel Inc*                                                    6,700
        500 Snyder Oil Corp                                                7,938
        100 St Mary Land & Exploration Co                                  2,600
        600 Tuboscope Vetco International Corp*                            8,400

        500 United Meridian Corp*                                         14,188
        400 Vintage Petroleum Inc                                         11,300
        100 Wiser Oil Co                                                   1,663
                                                                        $161,316

OTHER TRANS. SERVICES --- 1.5%
        500 American Freightways Corp*                                     7,063
        300 Arkansas Best Corp*                                            1,575
        400 Expeditors International of Washington Inc                    10,000
        500 Fritz Companies Inc*                                           4,281
        300 Frozen Food Express Industries Inc                             2,663
        500 Heartland Express Inc*                                        10,813
        200 Landstar System Inc*                                           5,125
        200 MS Carriers Inc*                                               3,950
        300 USFreightways Corp                                             8,100
        600 Werner Enterprises Inc                                        11,475
                                                                         $65,045

REAL ESTATE --- 0.5%
        400 Amresco Inc*                                                   5,825
        200 CCB Financial Corp                                            13,575
                                                                         $19,400

RETAIL TRADE --- 7.6%
        500 Applebees International Inc                                   11,688
        600 Arbor Drugs Inc                                               11,025
        200 Au Bon Pain Inc*                                               1,275
        200 BMC West Corp*                                                 2,150
        100 Bertuccis Inc*                                                   550
        600 Bombay Company Inc*                                            2,175
        300 Books-A-Million Inc*                                           1,500
        500 CKE Restaurants Inc                                            9,813
        200 Carson Pirie Scott & Co*                                       5,950
        400 Caseys General Stores Inc                                      7,550
        400 Cash America International Inc                                 3,550
        400 Cato Corp Class A                                              1,850
        200 Cheesecake Factory Inc*                                        3,650
        100 Danmark International Inc*                                       925
        300 Discount Auto Parts Inc*                                       4,875
        400 Eagle Hardware & Garden Inc*                                   7,500
        300 Express Scripts Inc*                                          11,025
        300 Fabri-Centers of America Inc Class A*                          6,038
        300 Filenes Basement Corp*                                         1,763
        600 Foodmaker Inc*                                                 6,525
        200 Gottschalks Inc*                                               1,100
        600 Hechinger Co Class A*                                            975
        100 IHOP Corp*                                                     2,625
        200 J Baker Inc                                                    1,575
        400 Jan Bell Marketing Inc*                                          900
        300 Jumbosports Inc*                                               1,388
        500 Landrys Seafood Restaurant Co*                                 7,023
        300 Lechters Corp*                                                   975
        100 Lillian Vernon Corp                                            1,375
        400 Luby's Cafeterias Inc                                          7,300

        400 Michaels Stores Inc*                                           7,700
        200 O'Reilly Automotive Inc*                                       7,000
        600 Payless Cashways Inc*                                          1,050
        700 Pier 1 Imports Inc                                            13,825
        400 Proffitts Inc*                                                14,950
        800 Ross Stores Inc                                               22,500
        300 Ruby Tuesday Inc*                                              5,925
        800 Ryan's Family Steak Houses Inc*                                7,100
        200 SPX Corp                                                      10,925
        700 Shoney's Inc*                                                  3,238
        500 Shopko Stores Inc                                             10,000
        300 Showbiz Pizza Time Inc*                                        5,775
        200 Smiths Food & Drug Centers Inc*                                6,700
        200 Sonic Corp*                                                    2,650
        300 St John Knits Inc                                             11,513
        300 Stein Mart Inc*                                                8,700
        400 TCBY Enterprises Inc                                           2,300
        300 TJ International Inc                                           6,675
        200 Taco Cabana Inc*                                                 950
        300 The Dress Barn Inc*                                            4,163
        500 The Sports Authority Inc*                                      8,875
        500 Triarc Companies Inc Class A*                                  9,313
        300 Venture Stores Inc*                                              675
        300 Whole Foods Market Inc*                                        6,900
        400 Williams-Sonoma Inc*                                          12,400
                                                                        $318,415

SECURITIES & COMMODITIES --- 2.0%
        400 Alex Brown Inc                                                25,750
        400 Downey Financial Corp                                          7,750
        200 Interra Financial Inc                                          7,325
        300 Legg Mason Inc                                                14,250
        300 Piper Jaffray Companies Inc                                    4,838
        600 Quick & Reilly Group Inc                                      13,275
        450 Raymond James Financial Inc                                   10,519
                                                                         $83,707

TELEPHONE --- 0.3%
      1,000 Tel-Save Holdings Inc*                                        14,000
                                                                         $14,000

TRANSPORTATION EQUIPMENT --- 2.1%
        300 AO Smith Corp                                                 10,425
        400 Arctic Cat Inc                                                 4,000
        300 BE Aerospace Inc*                                              7,388
        500 Breed Technologies Inc                                         9,063
        500 Gentex Corp*                                                   9,000
        200 Huffy Corp                                                     2,575
        500 Orbital Sciences Corp*                                         7,375
        300 Simpson Industries Inc                                         2,775
        200 Skyline Corp                                                   4,225
        200 Spartan Motors Inc                                             1,350
        200 Standard Motor Products Inc                                    2,750
        300 Standard Products Co                                           6,563

        100 Thor Industries Inc                                            2,163
        300 UNC Inc*                                                       4,163
        300 Wabash National Corp                                           5,363
        400 Winnebago Industries Inc                                       2,500
        400 Yellow Corp*                                                   7,700
                                                                         $89,378

WATER --- 0.8%
        100 Aquarion Co                                                    2,488
        100 Consumers Water Co                                             1,613
        300 Halter Marine Group Inc*                                       5,888
        400 Kirby Corp*                                                    7,300
        300 Philadelphia Suburban Corp                                     6,000
        100 Southern California Water Co                                   2,163
        600 United Water Resources Inc                                     9,825
                                                                         $35,277

WHOLESALE TRADE - INDL --- 2.2%
        200 AM Castle & Co                                                 3,450
        500 Barrett Resources Corp*                                       16,375
        100 Bell Industries Inc*                                           1,600
        200 MicroAge Inc*                                                  2,525
        600 Nautica Enterprises Inc*                                      13,275
        300 OM Group Inc                                                   8,363
        300 Patterson Dental Co*                                          10,050
        300 Pioneer Standard Electronics Inc                               3,675
        700 Sybron International Corp*                                    23,275
        400 TBC Corp*                                                      3,000
        200 Wyle Electronics                                               6,775
                                                                         $92,363

WHOLESALE TRADE -CONSUMER --- 2.3%
        200 Commercial Metals Co                                           5,550
        100 Custom Chrome Inc*                                             1,175
        300 Fisher Scientific International Inc                           12,713
        200 Hughes Supply Inc                                              6,625
        300 Kaman Corp Class A                                             3,863
        400 Kent Electronics Corp*                                        10,000
        200 Nash Finch Co                                                  3,525
        500 Owens & Minor Inc                                              6,500
        400 Rexel Inc*                                                     7,050
        700 Richfood Holdings Inc                                         14,263
        400 Rykoff-Sexton Inc                                              7,250
        100 Syncor International Corp*                                       813
        700 Tech Data Corp*                                               17,094
                                                                         $96,421

TOTAL COMMON STOCK --- 99.9%                                          $4,194,628
(Cost $4,481,232)

PREFERRED STOCK

TRANSPORTATION EQUIPMENT --- 0.1%
        200 AAR Corp                                                       5,950

                                                                          $5,950

TOTAL PREFERRED STOCK --- 0.1%                                            $5,950
(Cost $5,208)

TOTAL ORCHARD INDEX 600 PORTFOLIO --- 100.0%                          $4,200,578
(Cost $4,486,440)


Orchard Series Fund

Orchard Index European Portfolio

COMMON STOCK

AGRICULTURE --- 0.2%
         50 Eridania Beghin-SA                                             7,579
                                                                          $7,579

AIR --- 0.4%
      2,000 BAA PLC                                                       16,526
                                                                         $16,526

COMMUNICATIONS --- 6.2%
      3,000 British Sky Broadcasting Group PLC                            27,705
      4,000 Cable and Wireless                                            30,792
         40 Canal Plus                                                     7,221
        200 Ericsson Tel Series A                                          6,425
      1,500 Ericsson Tel Series B                                         47,425
      1,000 Granada Group                                                 14,436
        200 Nokia AB Oy                                                   12,447
        281 Polygram NV                                                   13,769
      3,000 Reuters Holdings PLC                                          30,913
      6,000 Stet Societa' Finanziaria Telefonica SPA                      28,354
      2,000 Stet Societa' Finanziaria Telefonica SPA RNC                   7,414
        108 Tele Danmark A/S                                               5,193
     11,000 Telecom Italia SPA                                            28,929
      3,000 Telecom Italia SPA RNC                                         6,462
      5,000 Vodafone Group                                                22,359
                                                                        $289,844

CONSTRUCTION --- 0.2%
      1,068 Hanson Plc                                                     5,182
        100 Kvaerner AS                                                    4,971
                                                                         $10,153

CONSUMER SERVICES --- 10.7%
         50 Accor                                                          7,168
        900 Astra AB                                                      36,831
        792 BOC Group                                                     12,123
        708 EMI Group PLC                                                 14,052
      3,000 Grand Metropolitan                                            25,032
      3,170 Guinness                                                      26,194
        100 Havas                                                          7,485

      4,629 Marks and Spencer                                             36,675
        110 Novartis (registered)                                        144,955
        110 Novartis Ciba Special Rights*                                  7,725
        112 Novo-Nordisk A/S                                              11,077
        996 Peninsular & Orintal Steam Navigation Co.                      9,731
        532 Philips Electronics                                           27,760
         50 Pin-Printemps-Redo                                            21,025
      1,000 Rank Group PLC                                                 6,886
        150 Sanofi SA                                                     14,002
      5,000 Smithkline Beecham PLC                                        80,321
         15 Sophus Berendsen A/S A                                         1,843
         35 Sophus Berendsen A/S B                                         4,247
                                                                        $495,132

CREDIT INSTITUTIONS --- 0.2%
        100 Societe Generale de Belgique                                   8,900
                                                                          $8,900

ELECTRIC --- 4.1%
      1,000 ABB AB Series A                                               12,175
      1,000 ABB AB Series B                                               12,111
        100 Electrabel                                                    22,726
        425 Empresa Nacional de Electridad SA                             29,738
        855 Energy Group PLC*                                              6,788
        300 Hafslund ASA                                                   1,896
      1,483 IBERDROLA SA                                                  16,753
      3,000 National Grid Group PLC                                       10,791
      1,000 Powergen                                                      10,466
      2,000 Scot Power                                                    12,119
         25 Tractebel Inv International                                   10,705
        850 Veba AG                                                       43,776
                                                                        $190,044

ELECTRONICS - HIGH TECH --- 3.1%
        250 Alcatel Alsthom (Cie Gen El)                                  27,791
      4,536 General Electric Co PLC                                       26,922
      2,000 National Power                                                17,239
        300 Nokia AB                                                      18,723
        950 Siemens AG                                                    51,449
                                                                        $142,124

ENVIRONMENTAL SERVICES --- 0.3%
      2,000 Rentokil Initial                                              13,091
                                                                         $13,091

FINANCIAL SERVICES --- 0.3%
         54 Fortis AG                                                      9,642
         91 Unidanmark                                                     4,500
                                                                         $14,142

FOREIGN BANKS --- 0.2%
        494 ABN Amro Holdings NV                                          33,939
        494 ABN Amro Holdings NV                                          33,939
      2,000 Abbey National                                                27,867

      2,000 Abbey National                                                27,867
        200 Argentaria Corp BC                                             8,928
        200 Argentaria Corp BC                                             8,928
        361 BCO Bilbao Vizcaya                                            24,320
        361 BCO Bilbao Vizcaya                                            24,320
         66 BCO Central Hispan                                             2,011
         66 BCO Central Hispan                                             2,011
      1,000 BCO ESP de Credito*                                            8,866
      1,000 BCO ESP de Credito*                                            8,866
         50 BQE Brux Lambert                                              12,497
         50 BQE Brux Lambert                                              12,497
         50 Banco Popular Espanol SA                                      10,612
         50 Banco Popular Espanol SA                                      10,612
        256 Banco Santander SA                                            19,280
        256 Banco Santander SA                                            19,280
        300 Banque Nationale de Paris                                     12,795
        300 Banque Nationale de Paris                                     12,795
      2,603 Barclays PLC                                                  48,373
      2,603 Barclays PLC                                                  48,373
        700 Commezbank AG                                                 18,773
        700 Commezbank AG                                                 18,773
        250 Compagnie de Suez                                             12,127
        250 Compagnie de Suez                                             12,127
        100 Den Danske Bank                                                  361
        100 Den Danske Bank                                                  361
        100 Den Danske Bank AS                                             8,646
        100 Den Danske Bank AS                                             8,646
        850 Deutsche Bank AG                                              44,856
        850 Deutsche Bank AG                                              44,856
        750 Dresdner Bank AG                                              23,990
        750 Dresdner Bank AG                                              23,990
         50 Generale de Banque                                            20,746
         50 Generale de Banque                                            20,746
      3,000 HSBC Holdings                                                 75,534
      3,000 HSBC Holdings                                                 75,534
      1,000 HSBC Holdings ORD                                             26,231
      1,000 HSBC Holdings ORD                                             26,231
      1,000 IMI SPA                                                        8,514
      1,000 IMI SPA                                                        8,514
      1,000 Istituto Banc San Paolo di Torino                              6,655
      1,000 Istituto Banc San Paolo di Torino                              6,655
         22 Kredietbank NV                                                 8,574
         22 Kredietbank NV                                                 8,574
      9,516 Lloyds TSB Group                                              86,802
      9,516 Lloyds TSB Group                                              86,802
        100 Merita Ltd                                                       337
        100 Merita Ltd                                                       337
      1,000 Merita Ltd Series A                                            3,251
      1,000 Merita Ltd Series A                                            3,251
      3,000 National Westminster Bank PLC                                 35,482
      3,000 National Westminster Bank PLC                                 35,482
        400 Nordbanken AB                                                 12,290
        400 Nordbanken AB                                                 12,290
      3,000 Prudential Corp                                               29,115

      3,000 Prudential Corp                                               29,115
      1,300 Royal BK Scot Group                                           12,258
      1,300 Royal BK Scot Group                                           12,258
         40 Schwerizerische Rueckversicherungs-Gesallschaft (Swiss R      37,864
         40 Schwerizerische Rueckversicherungs-Gesallschaft (Swiss R      37,864
        900 Skandinaviska Enskilda Banken                                  9,179
        900 Skandinaviska Enskilda Banken                                  9,179
        150 Societe Generale                                              16,803
        150 Societe Generale                                              16,803
        400 Svenska Handelsbanken                                         11,015
        400 Svenska Handelsbanken                                         11,015
                                                                        $710,245

GAS --- 0.4%
      7,000 British Gas PLC*                                              20,188
                                                                         $20,188

HOLDING & INVEST. OFFICES --- 5.7%
      6,391 BTR PLC                                                       26,094
        350 CS Holding                                                    39,425
        200 Cie Fin Paribas                                               12,610
      1,147 ING Groep NV                                                  45,021
        200 Investor AB Series A                                           8,771
        200 Investor AB Series B                                           8,746
         70 Nestle SA                                                     85,024
      2,000 Standard Chartered                                            30,136
      2,000 Tomkins PLC                                                    8,619
                                                                        $264,446

INDUSTRIAL PRODS & SVCS --- 0.3%
      1,000 Siebe                                                         14,792
                                                                         $14,792

INSURANCE --- 7.6%
        300 AXA                                                           18,452
        422 Aegon NV                                                      29,880
      1,000 Alleanza Assicuraz                                             6,783
        400 Allianz AG Holdings                                           77,367
      1,000 Assic Generali SPA                                            16,725
         15 Codan Forsikring                                               1,980
      1,000 Commercial Union                                              11,017
      1,000 General Accident PLC                                          14,201
      7,000 Istituto Nazionale delle Assicurazione                         9,378
         50 Munchener Ruckvers                                           121,103
      1,000 RAS                                                            8,164
          4 Royale Belge                                                   1,030
         20 Scgweuzeruscge Rueckversicherungs-Gesellschaft (Swiss Re      23,153
        400 Storebrand ASA*                                                2,458
        500 Union Assur de Paris                                          12,367
                                                                        $354,058

MFTG - CONSUMER PRODS. --- 6.5%
      5,000 ASDA Group                                                     9,316
      1,000 Associated British Foods                                       8,624

      5,092 BAT INDUSTRIES                                                42,818
      1,000 British Steel                                                  2,301
      1,635 Cadbury Schweppes PLC                                         13,563
         66 Carlsberg Series A                                             4,075
         55 Carlsberg Series B                                             3,387
         50 Christian Dior                                                 7,408
         96 Danisco A/S                                                    5,563
        100 Danone                                                        14,559
        140 LVMH Moet Hennessy                                            34,171
        190 Michelin (CGDE)                                               10,613
      1,000 Montedison SPA*                                                  656
      7,000 Montedison SPA*                                                4,581
        916 Pearson PLC                                                   10,522
         30 Promodes                                                      10,118
        932 Reed International PLC*                                       17,169
        400 Renault (Regie NTL)                                            9,469
      2,000 Safeway                                                       11,082
      1,340 Unilever                                                      35,193
        251 Unilever non-voting                                           48,796
                                                                        $303,984

MFTG - INDUSTRIAL PRODS --- 14.9%
        125 Air Liquide (L)'                                              18,820
        200 Astra AB                                                       7,942
      1,050 BASF AG                                                       40,497
      1,200 Bayer AG*                                                     47,737
        900 Daimler-Benz AG*                                              66,824
      2,000 Fiat SPA                                                       3,468
      5,000 Fiat SPA                                                      16,492
      6,000 Glaxo Wellcome PLC                                           117,918
      1,000 Hoechst AG                                                    39,232
      1,000 Imperial Chemical Industry                                    11,358
         75 Mannesmann AG                                                 29,489
        200 Norske Hydro AS                                                9,746
        100 Orkla AS                                                       8,384
        200 Outokumpu OY                                                   3,809
        500 Rhone-Poulenc SA                                              16,811
         12 Roche Holding AG                                             101,377
          3 Roche Holdings AG                                             35,828
        400 Sandvik AB                                                     9,867
        200 Schneider SA                                                  11,270
         25 Solvay SA                                                     14,973
        500 Stora Kopparbergs Bergslags Aktiebolag Series A                6,916
        500 UPM-Kymmene Corp*                                             11,447
        100 Usinor Sacilor                                                 1,511
        100 Valmet Corp                                                    1,691
      2,000 Zeneca Group                                                  60,401
                                                                        $693,808

MINING --- 1.1%
      1,759 RTZ Corp                                                      27,929
        550 Rwe AG                                                        22,864
                                                                         $50,793

OIL & GAS --- 10.3%
      9,193 British Petroleum Company PLC                                105,453
      7,000 Centrica PCL*                                                  6,408
      2,000 ENI                                                           10,146
        400 Elf Aquitaine SA                                              38,778
         40 Petrofina SA                                                  14,246
        475 Repsol SA                                                     19,935
        841 Royal Dutch Petrol                                           150,249
        200 Saga Petroleum                                                 3,497
      5,000 Shell Transport & Trading                                     88,382
        400 Total                                                         33,160
        100 Transocean*                                                    6,024
                                                                        $476,278

OTHER UTILITIES --- 0.3%
         75 Gas Natural SDG                                               15,944
                                                                         $15,944

REAL ESTATE --- 0.2%
        839 Land Securities                                               10,895
                                                                         $10,895

RETAIL TRADE --- 6.9%
      1,704 Allied Domecq                                                 12,010
      1,450 Bass PLC                                                      18,700
      1,568 Boots Co                                                      17,631
         65 Carrefour                                                     40,570
        140 Compagnie de Saint Gobain                                     18,752
        200 Eaux (Cie Generale)                                           27,851
      1,000 Fiat SPA                                                       1,821
      2,000 Great Univ Stores                                             20,739
      3,014 J Sainsbury PLC                                               16,164
      1,000 Kingfisher                                                    10,823
        110 L'oreal                                                       39,020
        150 Lafarge                                                        9,835
         75 Peugeot SA                                                     7,464
      1,000 Scot & Newcastle                                              10,823
      3,543 Tesco                                                         20,551
         40 Volkswagen AG                                                 25,358
        300 Volvo Series A                                                 7,554
      1,000 Whitbread                                                     12,476
                                                                        $318,142

TELEPHONE --- 3.9%
     10,344 British Telecommunications PLC                                75,752
        741 Kon Ptt Nederland                                             26,309
      3,000 Telecom Italia Mobile SPA                                      5,543
     11,000 Telecom Italia Mobile SPA                                     34,580
      1,506 Telefonica de Espana                                          38,614
                                                                        $180,798

TRANSPORTATION --- 0.3%
        600 Volvo Series B                                                15,107
                                                                         $15,107

UTILITIES --- 0.2%
        100 Lyonnaise Des Eaux                                             9,044
                                                                          $9,044

WHOLESALE TRADE -CONSUMER --- 0.1%
        120 Electrolux AB                                                  6,884
                                                                          $6,884

TOTAL COMMON STOCK --- 115.5%                                         $5,360,478
(Cost $4,806,608)

TOTAL ORCHARD INDEX EUROPEAN PORTFOLIO --- 100.0%                     $4,641,587
(Cost $4,806,608)


Orchard Series Fund

Orchard Index Pacific Portfolio

COMMON STOCK

AGRICULTURE --- 0.1%
      1,000 Kuala Lumpur Kepong Bhd                                        2,593
                                                                          $2,593

AIR --- 0.3%
      1,000 Japan Airlines*                                                3,971
      1,000 Singapore Airlines Ltd                                         8,847
                                                                         $12,818

COMMUNICATIONS --- 3.0%
        200 Advanced Info Service Public Co Ltd                            1,332
     24,000 Hong Kong Telecommunications Ltd                              41,222
        100 KDD                                                            5,247
      1,000 Oki Electric Industry Co                                       4,909
      4,000 Singapore Telecommunications Ltd                               6,746
      4,400 Telecom Corporation of New Zealand Ltd                        19,728
      1,000 Telekom Malaysia Bhd                                           7,020
      7,000 Toshiba Corp                                                  39,269
                                                                        $125,473

CONSTRUCTION --- 0.6%
      1,000 Daiwa House Industry Company Ltd                              11,188
      2,000 Komatsu Ltd                                                   14,623
        500 PT Semen Gresik                                                1,218
                                                                         $27,029

CONSUMER SERVICES --- 5.7%
      1,000 Kao Corp                                                      11,661
      1,500 PT Astra International                                         5,489
      3,000 Renong Bhd                                                     4,116
      2,000 Resorts World Bhd                                              7,379
      8,300 SM Prime Holdings                                              2,172
      1,200 San Miguel Corp                                                3,460

      1,000 Sankyo Co Ltd                                                 26,789
        300 Sony Music Entertainment Inc                                  10,306
      5,000 Sun Hung Kai Properties                                       54,239
      2,000 Swire Pacific Ltd A                                           15,432
      5,000 Swire Pacific Ltd B                                            6,651
      1,000 Taisho Pharmaceutical Co                                      24,740
      2,000 Takeda Chemical Industry                                      46,171
      1,000 Yamanouchi Pharmaceutical Co Ltd                              21,352
                                                                        $239,957

CREDIT INSTITUTIONS --- 0.0%
      1,000 Technology Resources Industries Bhd*                           1,835
                                                                          $1,835

ELECTRIC --- 4.5%
      4,500 China Light & Power Company Ltd                               20,282
      1,600 Chubu Electric Power Company Inc                              26,095
        800 Chugoku Electric Power Company Ltd                            12,795
        500 Hokkaido Electric Power                                        7,800
      2,100 Kansai Electric Power Company Inc                             36,732
        600 Manila Electric Co                                             3,733
        600 Shikoku Electric Power                                         9,077
      1,000 Tenaga Nasional BHD                                            4,627
      1,100 Tohoku Electric Power                                         16,900
      2,900 Tokyo Electric Power                                          51,410
                                                                        $189,451

ELECTRONICS - HIGH TECH --- 10.8%
      2,000 Canon Inc                                                     47,431
        500 Fanuc                                                         17,058
      7,000 Hitachi Ltd                                                   63,426
      4,500 Hongkong Electric Holdings Ltd                                15,923
      1,000 Kyushu Electric Power                                         16,388
      4,000 Matsushita Electric Industrial Company Ltd                    63,977
      5,000 Mitsubishi Electric Corp                                      27,379
      3,000 NEC Corp                                                      36,637
        300 Nintendo Corp Ltd                                             21,935
      1,000 Omron Corp                                                    18,910
      4,000 Sanyo Electric Co                                             15,411
      2,000 Sharp Corp                                                    26,001
        100 Shinawatra Computer Co                                           681
        800 Sony Corp                                                     58,241
      2,000 Sumitomo Electric Industries                                  27,104
                                                                        $456,502

FINANCIAL SERVICES --- 0.3%
      2,000 Mitsubishi Motor Credit                                       13,867
                                                                         $13,867

FOREIGN BANKS --- 21.4%
      5,000 Asahi Bank                                                    30,610
      3,100 Australia & New Zealand Banking Group Ltd                     19,793
        600 Bangkok Bank Public Company Ltd                                5,559
        300 Bank Of Ayudhya Public Company Ltd                               770

      1,000 Bank of Fukuoka Ltd                                            4,964
     10,000 Bank of Tokyo-Mitsubishi                                     158,367
      2,000 Bank of Yokohama                                               8,178
      2,000 Chiba Bank Ltd                                                10,715
      1,050 Commonwealth Bank of Australia                                11,403
      7,000 Dai-Ichi Kangyo Bank Ltd                                      76,662
      3,000 Daiwa Bank Ltd                                                 9,691
      1,000 Gunma Bank                                                     7,564
      1,000 Hachijuni Bank                                                 8,982
      4,000 Hang Seng Bank Ltd                                            45,070
      5,000 Industrial Bank of Japan                                      53,183
        900 Krung Thai Bank Public Company Ltd                             1,120
      5,000 Long-Term Credit Bank of Japan                                13,434
      2,000 Malayan Banking Bhd                                           19,944
      2,000 Malayan United Industries Bhd                                  1,476
        100 Metropolitan Bank & Trust Co                                   2,048
      3,000 Mitsubishi Trust & Banking                                    32,146
      3,000 Mitsui Trust & Banking                                        17,113
      3,000 National Australia Bank                                       41,046
      3,000 Nikko Securities Company Ltd                                  16,735
      4,000 Nippon Credit Bank                                             7,249
      1,000 Oversea-Chinese Banking Corporation Ltd                       11,681
      1,000 Public Bank Bhd                                                1,659
      7,000 Sakura Bank Ltd                                               37,008
      6,000 Sanwa Bank Ltd                                                64,292
        200 Siam Commercial Bank Public Company Ltd                        1,172
      7,000 Sumitomo Bank                                                 79,972
      3,000 Sumitomo Trust & Banking                                      24,819
        500 Thai Farmers Bank Public Company Ltd                           3,025
        100 Thai Military Bank Public Company Ltd                            145
      4,000 Tokai Bank                                                    29,783
      2,000 Toyo Trust & Banking                                          13,379
      1,000 United Overseas Bank Ltd                                       9,400
      4,000 Westpac Banking Corporation Ltd                               21,548
      2,000 Yasuda Trust & Banking                                         4,680
                                                                        $906,385

FORESTRY --- 0.0%
      1,000 Lingui Developments Bhd                                        1,731
                                                                          $1,731

GAS --- 0.8%
      6,000 Hong Kong and China Gas Company Ltd                            9,531
      5,000 Osaka Gas Co                                                  11,976
      6,000 Tokyo Gas Co                                                  14,324
                                                                         $35,831

HIGHWAYS --- 0.2%
      1,000 UTD Engineers Bhd                                              7,106
                                                                          $7,106

HOLDING & INVEST. OFFICES --- 4.4%
        800 AMMB Holdings Bhd                                              5,329
      1,000 Affin Holdings Bhd                                             2,413

      1,000 Berjaya Sports Toto Bhd                                        4,787
      6,000 Brierley Investments Ltd                                       5,281
      5,000 Citic Pacific Ltd                                             27,055
      6,000 Faber Group Bhd                                                5,935
      4,000 Henderson Land Development Company Ltd                        33,706
      8,000 Hutchison Whampoa Ltd                                         59,405
      1,000 Jardine Matheson Holdings Ltd                                  5,500
      3,000 Magnum Corporation Bhd                                         4,763
      1,000 Malaysian Helicopter Services Bhd                              1,061
      1,000 Multi-Purpose Holdings Bhd                                     1,635
      4,000 New World Development Company Ltd                             23,090
      1,000 YTL Corporation Bhd                                            4,069
                                                                        $184,029

INDUSTRIAL SERVICES --- 0.3%
      2,000 Sumitomo Corp                                                 13,457
                                                                         $13,457

INSURANCE --- 1.6%
        500 Lend Lease Corp Ltd                                            9,566
      2,000 Mitsui Marine and Fire Insurance Company Ltd                  11,377
      1,000 Sumitomo Marine & Fire                                         6,153
      3,000 Tokio Marine & Fire Insurance Co                              29,310
      2,000 Yasuda Fire & Marine Ins                                       9,266
                                                                         $65,672

MFTG - CONSUMER PRODS. --- 3.1%
      1,000 Ajinomoto Co                                                   9,140
      1,050 Coca-Cola Amatil Ltd                                          12,000
      2,000 Dai Nippon Printing Co Ltd                                    36,086
      4,100 Foster's Brewing Group Ltd                                     8,438
      2,000 Kirin Brewery Company Ltd                                     17,334
      1,600 News Corp Ltd                                                  7,372
      2,000 Nippon Paper Industries Co                                     9,218
      2,200 Pacific Dunlop Ltd                                             5,934
      2,000 Toppan Printing Company Ltd                                   25,843
                                                                        $131,365

MFTG - INDUSTRIAL PRODS --- 11.6%
      1,300 Amcor Ltd                                                      8,550
      3,000 Asahi Chemical Industry Company Ltd                           17,491
      3,000 Asahi Glass Company Ltd                                       27,182
      2,300 Boral Ltd                                                      6,778
      2,000 CSR Ltd                                                        7,391
      4,000 Carter Holt Harvey Ltd                                         8,870
      1,400 Fletcher Challenge Paper                                       3,105
        600 ICI Australia Ltd                                              5,632
      3,000 Ishikawajima-Harima Heavy Industries Co Ltd                   11,180
      3,000 Itochu Corp                                                   14,206
      2,000 Kajima Corp                                                    9,108
      7,000 Kawasaki Steel Corp                                           20,682
      1,000 Keppel Corporation Ltd                                         4,354
      6,000 Kobe Steel Ltd*                                               10,920
      3,000 Kubota Corp                                                   13,851

      1,000 Land & General Holdings Bhd                                    1,364
      3,400 M.I.M. Holdings Ltd                                            4,427
      5,000 Mitsubishi Chemical Corp                                      16,822
      7,000 Mitsubishi Heavy Industries Ltd                               46,218
      1,000 Murata Mfg Co Ltd                                             36,874
      7,000 NKK Corp                                                      15,112
      2,000 New Oji Paper Co                                              10,101
     15,000 Nippon Steel Co                                               42,783
      5,000 Nissan Motor Company Ltd                                      29,428
      2,500 PT Gudang Garam                                               10,485
        500 PT HM Sampoerna*                                               2,010
      1,000 Perusahaan Otomobil Nasional Bhd                               5,983
      1,900 Pioneer International Ltd                                      6,251
      1,000 Ricoh Corp Ltd                                                11,897
      1,000 Sekisui Chemical Co                                            9,612
      1,000 Shin-Etsu Chemical Co                                         20,170
        100 Siam Cement Public Company Ltd                                 2,680
      3,000 Sumitomo Chemical Co                                          12,409
      7,000 Sumitomo Metal Industries                                     17,428
      3,000 Toray Industries Inc                                          18,673
                                                                        $490,027

MINING --- 2.4%
      4,100 Broken Hill Proprietary Company Ltd                           57,790
      1,300 CRA Ltd                                                       19,378
      1,200 Comalco Ltd                                                    6,081
      3,000 Marubeni Corp                                                 11,133
      2,000 Mitsubishi Materials Corp                                      7,469
                                                                        $101,851

OIL & GAS --- 0.9%
      1,000 Petronas Gas Bhd                                               3,470
      1,000 Tonen Corp                                                     9,376
      2,300 WMC Ltd                                                       13,627
      1,400 Woodside Petroleum Ltd                                        11,133
                                                                         $37,606

OTHER TRANS. SERVICES --- 0.9%
      1,000 All Nippon Airways Company  Ltd                                5,893
        500 Brambles Industries Ltd                                        9,043
      3,000 Kawasaki Heavy Industries                                     11,842
      3,000 Nippon Yesen Kabushiki Kaisha                                 10,873
                                                                         $37,651

RAILROADS --- 3.2%
          9 East Japan Railway Co                                         38,930
      2,000 Hankyu Corp                                                    9,486
      3,000 Kinki Nippon Railway                                          16,640
      2,000 Odakyu Electric Railway                                       10,290
      1,000 Seibu Railway                                                 48,062
      2,000 Tokyu Corp                                                    10,495
                                                                        $133,903

REAL ESTATE --- 4.4%

      4,400 Ayala Corp Class B                                             3,088
        625 Ayala Land Inc Class B                                           450
      3,500 C & P Homes Inc                                                1,328
      5,000 Cheung Kong Holdings Ltd                                      43,908
      2,000 City Developments Ltd                                         16,174
      6,000 Hongkong Land Holdings Ltd                                    12,480
      1,000 Malaysian Resources Corporation Bhd                            2,872
      3,000 Mitsubishi Estate Company Ltd                                 37,819
      2,000 Mitsui Fudosan                                                22,849
      2,000 Obayashi Corp                                                 10,148
      2,000 Sekisui House Ltd                                             17,806
      5,000 Wharf Holdings Ltd                                            18,919
                                                                        $187,841

RETAIL TRADE --- 5.8%
      2,300 Coles Myer Ltd                                                11,171
      2,000 Daiei Inc                                                      9,565
      1,000 Ito-Yokado Co Ltd                                             47,983
      1,000 JUSCO Co                                                      30,728
      1,000 Marui Co                                                      16,467
      2,000 Matsushita Electric Works                                     20,328
      3,000 Nippon Oil Co                                                 14,135
      1,000 Seven - Eleven Japan                                          63,426
      4,000 Sime Darby BHD                                                12,365
      1,000 Suzuki Motor Company Ltd                                      10,637
      2,200 Woolworths Ltd                                                 6,483
                                                                        $243,288

SECURITIES & COMMODITIES --- 1.7%
      3,000 Daiwa Securities Co Ltd                                       19,973
      4,000 Nomura Securities Co Ltd                                      44,753
      3,000 Yamaichi Securities Company Ltd                                7,847
                                                                         $72,573

TELEPHONE --- 1.5%
          7 Nippon Telegraph & Telephone Corp                             49,362
      4,500 PT Telekomunikasi*                                             6,522
        100 Philippine Long Distance                                       5,709
        700 TelecomAsia Corporation Public Company Ltd*                    1,059
                                                                         $62,652

TRANSPORTATION EQUIPMENT --- 7.3%
      2,000 Honda Motor Company Ltd                                       62,086
      2,000 Nippon Express Co Ltd                                         13,788
      8,000 Toyota Motor Corp                                            231,957
                                                                        $307,831

WHOLESALE TRADE - INDL --- 1.4%
      2,000 Hitachi Zosen Corp                                             6,949
      3,000 Mitsubishi Corp                                               28,128
      3,000 Mitsui & Co                                                   22,904
                                                                         $57,981

WHOLESALE TRADE -CONSUMER --- 1.9%

      2,000 Bridgestone Corp                                              42,546
      1,000 Fuji Photo Film                                               38,213
                                                                         $80,759

TOTAL COMMON STOCK --- 100.0%                                         $4,229,064
(Cost $4,194,171)

TOTAL ORCHARD INDEX PACIFIC PORTFOLIO --- 100.0%                      $4,229,064
(Cost $4,194,171)


Orchard Series Fund

Orchard Money Market Portfolio

SHORT-TERM INVESTMENTS

CREDIT INSTITUTIONS --- 21.3%
    150,000 American Express Credit Corp                                 148,284
    150,000 Bellsouth Capital Funding Corp                               149,123
    150,000 Ford Motor Credit Co                                         148,375
    150,000 TransAmerica Financial Corp                                  148,134
                                                                        $593,916

ELECTRONICS - HIGH TECH --- 5.4%
    150,000 General Electric Co                                          149,081
                                                                        $149,081

HOLDING & INVEST. OFFICES --- 5.4%
    150,000 American General Finance Corp                                149,076
                                                                        $149,076

INSURANCE --- 5.3%
    150,000 AIG Funding Inc                                              148,620
                                                                        $148,620

SECURITIES & COMMODITIES --- 10.6%
    150,000 Merrill Lynch & Co Inc                                       146,210
    150,000 Morgan Stanley Group Inc                                     149,668
                                                                        $295,878

TELEPHONE --- 5.3%
    150,000 American Telephone & Telegraph Co                            146,120
                                                                        $146,120

U.S. GOVERNMENTS --- 46.7%
  1,300,000 Federal Home Loan Bank                                     1,300,000
                                                                      $1,300,000

TOTAL SHORT-TERM INVESTMENTS --- 100.0%                               $2,782,691
(Cost $2,782,691)

TOTAL ORCHARD MONEY MARKET PORTFOLIO --- 100.0%                       $2,782,691
(Cost $2,782,691)

Orchard Series Fund

Orchard Preferred Stock Portfolio

PREFERRED STOCK

CREDIT INSTITUTIONS --- 23.8%
      7,400 Bankers Trust New York Corp                                  197,950
      6,800 Fleet Financial Group Inc                                    177,650
      7,300 Household International Inc                                  200,750
      3,500 JP Morgan & Company Inc                                      180,250
      6,800 MBNA Corp                                                    176,800
                                                                        $933,400

ELECTRIC --- 25.5%
      1,500 Baltimore Gas & Electric Co                                  156,000
      1,600 Duke Power Co                                                158,400
      1,400 Florida Power & Light Co                                     147,416
      1,700 Montana Power Co                                             145,775
      1,800 Pennsylvania Power & Light Co                                190,978
      2,000 South Carolina Electric & Gas                                200,250
                                                                        $998,819

ELECTRONICS - HIGH TECH --- 4.6%
      6,700 International Business Machines Corp                         179,225
                                                                        $179,225

FINANCIAL SERVICES --- 4.6%
      7,000 First Maryland Bancorp                                       181,125
                                                                        $181,125

HOLDING & INVEST. OFFICES --- 9.6%
      7,000 Chase Manhattan Corp                                         179,375
      7,500 Republic New York Corp                                       195,938
                                                                        $375,313

INDUSTRIAL SERVICES --- 4.6%
      7,000 Comdisco Inc                                                 180,250
                                                                        $180,250

INSURANCE --- 4.7%
      7,300 WR Berkley Corp                                              186,150
                                                                        $186,150

SECURITIES & COMMODITIES --- 13.5%
      7,000 Bear Stearns Companies Inc                                   179,375
      5,300 Merrill Lynch & Co Inc                                       157,013
      7,600 Morgan Stanley Group Inc                                     192,850
                                                                        $529,238

TRANSPORTATION EQUIPMENT --- 9.2%
      6,500 Ford Motor Co                                                179,563
      6,900 General Motors Corp                                          181,125

                                                                        $360,688

TOTAL PREFERRED STOCK --- 100.0%                                      $3,924,208
(Cost $3,984,942)

TOTAL ORCHARD PREFERRED STOCK PORTFOLIO --- 100.0%                    $3,924,208
(Cost $3,984,942)